As filed with the Securities and Exchange Commission on February 25, 2005

                                       Securities Act Registration No. 333-47162
                                       Investment Act Registration No. 811-05192



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                      Pre-Effective Amendment No. ____                     [ ]

                       Post Effective Amendment No. 6                      [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                              Amendment No. 120                            [X]

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                                   Registrant

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    Depositor
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------
                                Donald R. Stading
                  Vice President, Secretary and General Counsel
                    Ameritas Variable Life Insurance Company
                                 5900 "O" Street
                             Lincoln, Nebraska 68510

Title of Securities Being Registered: Securities of Unit Investment Trust

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

             [ ] immediately upon filing pursuant to paragraph b of Rule 485
             [X] on  May 1, 2005 pursuant to paragraph a of Rule 485
             [ ] on ________pursuant to paragraph b of Rule 485
             If appropriate, check the following box:
             [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Title of Securities Being Registered: Securities of Unit Investment Trust

                                OVERTURE MEDLEY!
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

PART A
Form N-4      Item                                    Heading in Prospectus
Item 1.       Cover Page..............................Cover Page
Item 2.       Definitions.............................Definitions
Item 3.       Synopsis or Highlights..................Policy Overview; Charges
Item 4.       Condensed Financial Information.........Financial Information
Item 5.       General Description of Registrant,
              Depositor and Portfolio Companies
              a) Depositor............................Miscellaneous: About Our Company
              b) Registrant...........................Appendix A: Variable Investment Option Portfolios
              c) Portfolio Company....................Appendix A: Variable Investment Option Portfolios
              d) Prospectus...........................Investment Options
              e) Voting...............................Miscellaneous: Voting Rights
              f) Administrator........................N/A
Item 6.       Deductions and Expenses
              a) Deductions...........................Charges; Charges Explained
              b) Sales Load...........................Charges; Charges Explained
              c) Special purchase plans...............Charges; Charges Explained
              d) Commissions..........................Miscellaneous: Distribution of the Policies
              e) Portfolio company deductions and
              expenses................................Charges
              f) Registrant's expenses................N/A
Item 7.       General Description of Variable
              Annuity Contracts
              a) Rights...............................Important Policy Provisions; Miscellaneous: Voting Rights
              b) Provisions and limitations...........Important Policy Provisions
              c) Changes in contracts or operations...Important Policy Provisions
              d) Contract owner inquiries.............Cover Page; Last Page
Item 8.       Annuity Period
              a) Level of benefits....................Policy Distributions
              b) Annuity commencement date............Important Policy Provisions
              c) Annuity payments.....................Policy Distributions
              d) Assumed investment return............N/A
              e) Minimums.............................Important Policy Provisions
              f) Rights to change options or
              transfer investment base................Investment Options
Item 9.       Death Benefit
              a) Death benefit calculation............Policy Distributions
              b) Forms of benefits....................Important Policy Provisions
Item 10.      Purchases and Contract Values
              a) Procedures for purchases.............Cover Page; Important Policy Provisions
              b) Accumulation unit value..............Policy Distributions
              c) Calculation of accumulation unit
              value...................................Policy Distributions
              d) Principal underwriter................Miscellaneous: Distribution of the Policies
Item 11.      Redemptions
              a) Redemption procedures................Policy Distributions
              b) Texas Optional Retirement Program....N/A
              c) Delay................................Policy Distributions
              d) Lapse................................Policy Distributions
              e) Revocation of rights.................Important Policy Provisions


Item 12.      Taxes
              a) Tax consequences.....................Tax Matters
              b) Qualified plans......................Tax Matters
              c) Impact of taxes......................Tax Matters
Item 13.      Legal Proceedings.......................Miscellaneous: Legal Proceedings
Item 14.      Table of Contents for Statement of
              Additional Information..................Last Page

PART B
Form N-4      Item                                    Heading in Statement of Additional Information

Item 15.      Cover Page..............................Cover Page
Item 16.      Table of Contents.......................Table of Contents
Item 17.      General Information and History
              a) Name change/Suspended Sales..........N/A
              b) Attribution of Assets................N/A
              c) Control of Depositor.................General Information and History
Item 18.      Services
              a) Fees, expenses and costs.............N/A
              b) Management-related services..........Services
              c) Custodian and independent public
              accountant..............................Services
              d) Other custodianship..................N/A
              e) Administrative servicing agent.......N/A
              f) Depositor as principal
              underwriter.............................N/A
Item 19.      Purchase of Securities Being Offered
              a) Manner of Offering...................N/A
              b) Sales load...........................N/A
Item 20.      Underwriters
              a) Depositor or affiliate as principal
              underwriter.............................Underwriters
              b) Continuous offering..................Underwriters
              c) Underwriting commissions.............Underwriters
              d) Payments of underwriter..............N/A
Item 21.      Calculation of Performance Data.........Calculation of Performance
Item 22.      Annuity Payments........................N/A
Item 23.      Financial Statements
              a) Registrant...........................Financial Statements
              b) Depositor............................Financial Statements

PROSPECTUS: May 1, 2005


OVERTURE MEDLEY!
Flexible Premium
Deferred Variable Annuity Policy
                  Ameritas Variable Life Insurance Company Separate Account VA-2

         This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. It provides a menu of optional features for you to select from to meet your particular needs; ask your sales representative or us which of these are available in your state. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

         You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios, listed in this prospectus' Appendix A, from these series funds:

--------------------------- --------------------------------------- -----------------------------------------------
                                Series Fund issuing the Subaccount
     Referred to as:                  underlying portfolios:                     Portfolio Advisor - Subadvisors
--------------------------- --------------------------------------- -----------------------------------------------
--------------------------- --------------------------------------- -------------------------------------------------
AIM FUNDS                   AIM Variable Insurance Funds            AIM Advisors, Inc.
--------------------------- --------------------------------------- -------------------------------------------------
ALGER                       The Alger American Fund                 Fred Alger Management, Inc.
--------------------------- --------------------------------------- -------------------------------------------------
AMERICAN CENTURY            American Century Variable Portfolios,   American Century Investment Management, Inc.
                            Inc.
--------------------------- --------------------------------------- -------------------------------------------------
AMERITAS PORTFOLIOS         Calvert Variable Series, Inc.           Ameritas Investment Corp.
                            Ameritas Portfolios                     -Calvert Asset Management Company, Inc.(Calvert)
                                                                    -David L. Babson & Company Inc. (Babson)
                                                                    -Eagle Asset Management, Inc. (Eagle)
                                                                    -Fred Alger Management, Inc. (Fred Alger)
                                                                    -Harris Associates, Inc. (Harris/Oakmark)
                                                                    -State Street Global Advisors (State Street)
                                                                    -Thornburg Investment Management, Inc.(Thornburg)
--------------------------- --------------------------------------- -------------------------------------------------
CALVERT PORTFOLIOS          Calvert Variable Series, Inc. Calvert   Calvert Asset Management Company, Inc.
                            Portfolios
--------------------------- --------------------------------------- -------------------------------------------------
DREYFUS                     Dreyfus Investment Portfolios           The Dreyfus Corporation
--------------------------- --------------------------------------- -------------------------------------------------
FIDELITY                    Variable Insurance Products: Service    Fidelity Management & Research Company
                            Class 2
--------------------------- --------------------------------------- -------------------------------------------------
MFS                         MFS Variable Insurance Trust            Massachusetts Financial Services Company
--------------------------- --------------------------------------- -------------------------------------------------
SALOMON BROTHERS            Salomon Brothers Variable Series        Salomon Brothers Asset Management Inc.
                            Funds Inc.
--------------------------- --------------------------------------- -------------------------------------------------
SUMMIT PINNACLE SERIES      Summit Mutual Funds, Inc. Summit        Summit Investment Partners, Inc.
                            Pinnacle Series
--------------------------- --------------------------------------- -------------------------------------------------
THIRD AVENUE                Third Avenue Variable Series Trust      Third Avenue Management LLC
--------------------------- --------------------------------------- -------------------------------------------------
VAN KAMPEN                  The Universal Institutional Funds,      Morgan Stanley Investment Management Inc. dba
                            Inc. "Van Kampen"
--------------------------- --------------------------------------- -------------------------------------------------

or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

     Optional features of the Policy include the Value+ Option. AVLIC will credit a bonus to your Policy value on all premium payments you make during the first twelve Policy Months. Policy expenses are higher if optional features are selected. Expenses for the Value+ Option may exceed the credit you receive.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

      A Statement of Additional Information and other information about us and the Policy, with the same date as this prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov, select "Search for Company Filings," then 'Companies,' then type in file number 333-47162), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

           The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

          NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

             Ameritas Variable Life Insurance Company (we, us, our)
            Service Center, P.O. Box 82550, Lincoln, Nebraska 68501.
                     1-800-745-1112. variable.ameritas.com

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                             Ameritas Variable Life
                               Insurance Company,
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                              variable.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.


TABLE OF CONTENTS                                         Begin on Page

     DEFINED TERMS...............................................3
     POLICY OVERVIEW.............................................4
     CHARGES.....................................................5
     CHARGES EXPLAINED...........................................9

         Withdrawal Charge
         Mortality and Expense Risk Charge
         Administrative Charges
              Administrative Expense Fee, Annual Policy Fee
         Transfer Fee
         Tax Charges
         403(b) Tax Sheltered Annuity Charges
         Fees Charged by the Portfolios
         Other Optional Feature Charges

     FINANCIAL INFORMATION......................................11
     INVESTMENT OPTIONS.........................................11
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third Party Services
         Disruptive Trading Procedures
         Systematic Transfer Programs:
               Dollar Cost Averaging, Portfolio Rebalancing, Earnings Sweep Model Asset Allocation Program
         Value+ Option
IMPORTANT POLICY PROVISIONS.....................................17
         Policy Application and Issuance
         Your Policy Value
         Telephone Transactions
         Death of Annuitant
         Delay of Payments
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         Policy Termination
         Optional Features
     POLICY DISTRIBUTIONS.......................................21

         Withdrawals
         Loans
         Death Benefits

         Annuity Income Benefits
     FEDERAL INCOME TAX MATTERS.................................29
     MISCELLANEOUS..............................................31

         About Our Company
         Distribution of the Policies
         Voting Rights
         Legal Proceedings
     APPENDIX A: Variable Investment Option Portfolios..........A:1
     APPENDIX B:  Accumulation Unit Values......................B:1
     APPENDIX C:  Tax-Qualified Plan Disclosures................C:1
     Thank You.  If You Have Questions,......................Last Page
     Statement of Additional Information Table of Contents...Last Page

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuity Date is the date annuity income payments are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable withdrawal charge, Policy fee, outstanding loans, and any premium tax charge not previously deducted.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. Policy Year/Month/Anniversary are measured from respective anniversary dates of the date of issue of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, us, our, Ameritas, AVLIC -- Ameritas Variable Life Insurance Company.

Written Notice or Request -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at AVLIC, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-6153. Call us if you have questions about what form or information is required.

         This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

     If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

POLICY OVERVIEW

         The following is intended as a summary. Please read each section of this prospectus for additional detail.


         The OVERTURE MEDLEY! Policy is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. The Policy includes a menu of feature options for you to select from to meet your particular needs; not all will be available in all states. Associated charges are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You can allocate your premiums among a wide spectrum of investment options. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' cover and the INVESTMENT OPTIONS section.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

         Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

         Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the annuitant's 85th birthday. During the annuity income period, we will make periodic payments to the annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the annuitant's entire life or for some other period. Some or all of each payment will be taxable.


         POLICY OPERATION & FEATURES
Premiums.

o  Minimum initial premium: $25,000.

o Minimum additional premium: $1,000, or $50 per month if through a regularly billed program.
o Additional premiums will not be accepted, without our approval, on or after the later of (i) the Policy anniversary following your or the annuitant's 85th birthday or (ii) the Annuity Date.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.
(See CHARGES on next pages.)

Withdrawals.
o Withdrawal charges apply to withdrawals under the base Policy. Two optional "free withdrawal" features are available, for a charge. After a premium is received, withdrawal charges apply for 9 years or, for a charge, 7 years or 5 years.
o  Each withdrawal must be at least $250.

Annuity Income.
o  Several fixed annuity income options are available.

Death Benefit.
o A standard death benefit is paid upon the death of the Owner unless the guaranteed minimum death benefit is payable.

Optional Features.
o Optional features available are listed in the prospectus' IMPORTANT POLICY PROVISIONS section. Most can only be elected at Policy issue and only if you are then not older than age 70.

o         TAX-QUALIFIED PLANS

The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, Tax-Sheltered Annuities, etc. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix C to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

CHARGES                             (' = Base Policy;  Y = Optional Feature Fee)
--------------------------------------------------------------------------------

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted. (Schedules will differ when required by state law.)

--------------------------------------------------------------------------------------------------------------------
TRANSACTION FEES
--------------------------------------------------------------------------------------------------------------------
                                                            Current Fees and Guaranteed Maximum Fees
-------------------------------------------------------- -----------------------------------------------------------
Premium Withdrawal Charges                                        Years since receipt of premium:
(deducted as a % of each premium withdrawn)                1     2     3     4     5     6    7     8     9     10+
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
-       9-Year Base Policy Withdrawal Charge              8%    8%    8%    7%    7%   6%    5%    4%    2%    0%
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
Y       7 Year Withdrawal Feature Charge                  7%    6%    5%    4%    3%   2%    1%    0%     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
Y       5 Year Withdrawal Feature Charge                  7%    7%    6%    4%    2%   0%     -     -     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
Y       403(b) TSA Endorsement 7 Year Withdrawal Charge   8%    8%    8%    7%    6%   5%    3%    0%     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------

----------------------------------------------------------------------------------- ---------------- ---------------
                                                                                                        Guaranteed
                                                                                         Current          Maximum
                                                                                           Fee              Fee
--------------------------------------------------------------------------------------------------------------------
TRANSFER FEE (per transfer)

-        First 15 transfers per Policy Year                                               NONE             NONE
-        Over 15 transfers in one Policy Year, we may charge ...                          $10              $10

---------------------------------------------------------------------------------- ----------------- ---------------
LOAN ORIGINATION FEE

-        on Policies issued after 1/1/02 with the 403(b) Tax Sheltered Annuity            $25              $40
Endorsement
(not applicable to Policies issued prior to 1/1/02 or in states where fee not approved).
Waived if loan repayment is established on an automatic basis.
---------------------------------------------------------------------------------- --------------- -----------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

--------------------------------------------------------------------------------
ANNUAL FEES and EXPENSES

----------------------------------------------------------------------------------- ---------------- ---------------
                                                                                                        Guaranteed
                                                                                       Current          Maximum
                                                                                         Fee              Fee
--------------------------------------------------------------------------------------------------------------------
ANNUAL POLICY FEES
    Waived if Policy value is at least $50,000 on a Policy Anniversary.
---------------------------------------------------------------------------------- --------------- -----------------
-        ANNUAL POLICY FEE                                                              NONE             $40
   X  Optional MINIMUM INITIAL PREMIUM feature ANNUAL POLICY FEE                        $36              $40
    Waived for 403(b) Policies issued with the 403(b) Minimum Initial Premium
    Rider in Policy Years when total annual net premium (premiums less withdrawals) is $2,000 or greater.
--------------------------------------------------------------------------------------------------------------------
ANNUAL WITHDRAWAL FEES
         Deducted monthly to equal the annual % shown.
---------------------------------------------------------------------------------- --------------- -----------------
-    Base Policy Withdrawal Charge:                                                     NONE             NONE
X    Annual Fees for Optional Withdrawal Charge Features:

X    7 Year Withdrawal Charge Feature                                                   0.30%            0.40%
X    5 Year Withdrawal Charge Feature                                                   0.45%            0.60%
X    403(b) Tax Sheltered Annuity Endorsement                                           0.20%            0.40%
     REQUIRED for 403(b) Policies issued after 1/1/02.
      403(b) TSA Endorsement 7-Year Premium Withdrawal Charge schedule applies in all states except TX, SC and WA; in those states the base Policy 9-Year
     Premium Withdrawal Charge schedule applies.
--------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
         Deducted daily from assets allocated to the Separate Account to equal the annual % shown.

--------------------------------------------------------------------------------- ---------------- -----------------
-        MORTALITY & EXPENSE RISK CHARGE                                                0.60%            0.75%
-        ADMINISTRATIVE EXPENSE FEE                                                     0.20%            0.25%
--------------------------------------------------------------------------------------------------------------------

MORE OPTIONAL RIDER/ENDORSEMENT FEATURE FEES
         Deducted monthly from Policy value to equal the annual % shown.

--------------------------------------------------------------------------------- ---------------- ---------------
                                                                                                        Guaranteed
                                                                                      Current            Maximum
                                                                                        Fee                Fee
--------------------------------------------------------------------------------------------------------------------
X   MINIMUM INITIAL PREMIUM Feature                                                    0.25%             0.55%
   (waived if Policy value is at least $50,000)
--------------------------------------------------------------------------------------------------------------------
X   FREE WITHDRAWAL PRIVILEGE Features
      X   10% "Free" Withdrawal Feature                                                0.05%             0.15%
      X   Expanded "Free" Withdrawal Feature                                           0.20%             0.40%
--------------------------------------------------------------------------------------------------------------------
X   GUARANTEED MINIMUM DEATH BENEFIT Features
      X   1- Year "Periodic Step-Up" Guaranteed Minimum Death Benefit                  0.25%             0.55%
      X   "5% Roll-Up" Guaranteed Minimum Death Benefit                                0.35%             0.75%
      X  "Greater Of" Guaranteed Minimum Death Benefit                                 0.37%             0.80%
--------------------------------------------------------------------------------- ---------------- -----------------
X   Estate Protection Benefit  ("EPB")
      Issue ages 0-70                                                                  0.20%             0.40%
      Issue ages 71-80                                                                 0.60%             0.80%
X   Expanded Estate Protection Benefit ("EEPB")
      Issue ages 0-70                                                                  0.25%             0.45%
      Issue ages 71-80                                                                 0.80%             1.00%
--------------------------------------------------------------------------------------------------------------------
X  403(b) TAX SHELTERED ANNUITY ENDORSEMENT
       REQUIRED for 403(b) Policies issued after 1/1/02. 403(b) TSA Endorsement
       7-Year Premium Withdrawal Charge schedule in all states except TX, SC and
       WA; in those states the base Policy 9-Year Premium Withdrawal Charge schedule applies. Also includes loan feature, and waiver of withdrawal charge upon disability or separation from service after the ninth Policy
       Year anniversary.
--------------------------------------------------------------------------------- ---------------- -----------------
X  TSA MINIMUM INITIAL PREMIUM RIDER                                                   0.35%            0.60%
       Waived once Policy value is at least $50,000 on a Policy Year anniversary.
--------------------------------------------------------------------------------- ---------------- -----------------
X  403(b) HARDSHIP WAIVER RIDER                                                        0.15%            0.25%
--------------------------------------------------------------------------------- ---------------- -----------------
X  TSA NO WITHDRAWAL CHARGE RIDERS
       Large Case (Initial premium is $25,000 or greater.)                             0.25%            0.45%
       Small Case (Initial premium is less than $25,000.)
           When Policy value is $50,000 or less ...                                    0.30%            0.55%
           Once Policy value exceeds $50,000 ...                                       0.25%            0.45%
--------------------------------------------------------------------------------- ---------------- -----------------
X  Value+ Option                                                                       0.42%            0.55%
--------------------------------------------------------------------------------- ---------------- -----------------

         PORTFOLIO COMPANY OPERATING EXPENSES

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

------------------------------------------------------------------------------- -------------------- ----------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
   Expenses that are deducted from portfolio company assets, including               Minimum              Maximum
   management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------- ------------------ ------------------
Before any Waivers and Reductions                                                    0.36% (1)           2.42% (2)
------------------------------------------------------------------------------- ------------------ ------------------
After any Waivers and Reductions (explained in the footnotes to these tables)        0.36% (1)           2.42% (2)
------------------------------------------------------------------------------- ------------------ ------------------

(1)      Ameritas Money Market Portfolio.

(2) Calvert CVS Social International Equity Portfolio. "Total Fees" reflect an indirect fee and fees before waivers. Indirect fees result from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be 2.24%.

---------------------------------------------------------------------------- -------------------- --------------------
                                                                              Total                 Total after
Subaccount's underlying                    Management    12b-1     Other   Portfolio  Waivers and   Waivers and
Portfolio Name                                Fees       Fees*     Fees       Fees    Restrictions  Reductions, if any
---------------------------------------------------------------------------- -------------------- --------------------
---------------------------------------------------------------------------------------------------------------------
AIM FUNDS
o   AIM V.I. Dynamics - Series I             0.75%         -        0.42%     1.17%        -            1.17% (1)
ALGER Class O
o   Alger American Balanced                  0.75%         -        0.12%     0.87%        -            0.87%
o   Alger American Leveraged AllCap          0.85%         -        0.11%     0.96%        -            0.96%
AMERICAN CENTURY (R)
o   VP Income & Growth                       0.70%         -         -        0.70%        -            0.70%
AMERITAS PORTFOLIOS (subadvisor) (2)
o   Ameritas Core Strategies (Thornburg)     0.80%         -        0.62%     1.42%      0.47%          0.95%
o   Ameritas Growth (Fred Alger)             0.80%         -        0.14%     0.94%      0.05%          0.89%
o   Ameritas Income & Growth (Fred Alger)    0.675%        -        0.255%    0.93%      0.15%          0.78%
o   Ameritas Index 500** (State Street)      0.29%         -        0.17%     0.46%      0.08%          0.38%
o   Ameritas MidCap Growth (Fred Alger)      0.85%         -        0.19%     1.04%      0.10%          0.94%

o   Ameritas Money Market (Calvert)          0.25%         -        0.11%     0.36%        -            0.36%
o   Ameritas Select (Harris/Oakmark)         0.97%         -        0.32%     1.29%        -            1.29%
o   Ameritas Small Capitalization (Eaagle)   0.90%         -        0.36%     1.26%      0.26%          1.00%
o   Ameritas Small Company Equity (Babson)   1.17%         -        0.61%     1.78%      0.28%          1.50%
CALVERT PORTFOLIOS
o   CVS Income                               0.70%         -        0.34%     1.04%      0.06%          0.98% (3)
o   CVS Social Balanced                      0.70%         -        0.23%     0.93%        -            0.93%
o   CVS Social Equity                        0.70%         -        0.82%     1.52%      0.44%          1.08% (3)
o   CVS Social International Equity          1.10%         -        1.32%     2.42%        -            2.42% (4)
o   CVS Social Mid Cap Growth                0.90%         -        0.30%     1.20%        -            1.20% (4)
o   CVS Social Small Cap Growth              1.00%         -        0.42%     1.42%        -            1.42% (4)
DREYFUS
o   MidCap Stock - Service Shares            0.75%       0.25%      0.06%     1.06%      0.06%          1.00% (5)
FIDELITY (R) (Service Class 2)
o   VIP Asset Manager SM                     0.53%       0.25%      0.13%     0.91%        -            0.91% (6)
o   VIP Asset Manager: Growth (R)            0.58%       0.25%      0.22%     1.05%        -            1.05% (6)
o   VIP Contrafund (R)                       0.58%       0.25%      0.10%     0.93%        -            0.93% (6)
o   VIP Equity-Income                        0.48%       0.25%      0.09%     0.82%        -            0.82% (6)
o   VIP Growth                               0.58%       0.25%      0.09%     0.92%        -            0.92% (6)
o   VIP High Income                          0.58%       0.25%      0.12%     0.95%        -            0.95%
o   VIP Investment Grade Bond                0.43%       0.25%      0.11%     0.79%        -            0.79%
o   VIP Overseas                             0.73%       0.25%      0.18%     1.16%        -            1.16% (6)
MFS
o   New Discovery                            0.90%         -        0.14% (7) 1.04%        -            1.04%
o   Strategic Income                         0.75%         -        0.36% (8) 1.11%      0.21%          0.90%
o   Utilities                                0.75%         -        0.17% (7) 0.92%        -            0.92%
SALOMON BROTHERS
o   Variable All Cap                         0.85%         -        0.13%     0.98%        -            0.98%
SUMMIT PINNACLE SERIES (9)
o   Nasdaq-100 Index                         0.35%         -        0.30%     0.65%        -            0.65%
o   Russell 2000 Small Cap Index             0.35%         -        0.40%     0.75%        -            0.75%
o   S&P MidCap 400 Index                     0.30%         -        0.30%     0.60%        -            0.60%
THIRD AVENUE
o   Third Avenue Value                       0.90%         -        0.34%     1.24%        -            1.24%
VAN KAMPEN
o   Emerging Markets Equity - Class I        1.25%         -        0.62%     1.87% (10) 0.09%          1.78%
o   Global Value Equity - Class I            0.80%         -        0.48%     1.28% (10) 0.13%          1.15%
o   International Magnum - Class I           0.80%         -        0.58%     1.38% (10) 0.23%          1.15%
o   U.S. Real Estate - Class I               0.80%         -        0.31%     1.11% (10) 0.01%          1.10%
---------------------------------------------------------------------------------------------------------------------

(1) The fund has adopted a new form of administrative services and transfer agency agreements, which will be effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements. The fund's advisor is entitled to receive reimbursement from the fund for fees and expenses paid for by the fund's advisor pursuant to expense limitation commitments between the fund's advisor and the fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

(2) The portfolio adviser (AIC) has contractually agreed to limit annual portfolio operating expenses through December 31, 2004, as reflected above, except for Ameritas Select, which has a cap of 1.50%.

(3) The adviser has contractually agreed to limit annual portfolio operating expenses through April 30, 2005 to 0.98% for CVS Income Portfolio and 1.08% for CVS Social Equity Portfolio.

(4) "Total Fees" reflect an indirect fee and fees before waivers. Indirect fees result from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:

                  CVS Social International Equity            2.24%
                  CVS Social Mid Cap Growth                  1.17%
                  CVS Social Small Cap Growth                1.31%

(5) The expenses shown above reflect the portfolio adviser's waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2003. The Dreyfus Corporation has agreed, until December 31, 2004, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.00 of 1%.

(6) Total Expenses of portfolios after any applicable reimbursement and/or directed brokerage/custodial expense reductions:
                  VIP Asset Manager                          0.89%
                  VIP Asset Manager: Growth                  1.04%
                  VIP Contrafund                             0.90%
                  VIP Equity-Income                          0.81%
                  VIP Growth                                 0.89%
                  VIP Overseas                               1.12%

(7) Each MFS series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Fees" do not take into account these fee reductions and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Expenses (reflecting waivers and/or reimbursements, if any)" would be lower and would equal:
                  New Discovery Series                       1.03%
                  Utilities Series                           0.91%

(8) MFS has contractually agreed, subject to reimbursement, to bear expenses for the MFS Strategic Income series such that the portfolio's "Other Fees" do not exceed 0.15% annually. This contractual fee arrangement may not be changed without approval of the board of trustees which oversees the portfolio series. The reimbursement arrangement will terminate on April 30, 2005.

(9) Total operating expenses in excess of those stated for each Summit portfolio are paid by the investment adviser. The S&P MidCap 400(R) Index is a trademark of The McGraw-Hill Companies, Inc. The Nasdaq-100(R) Index is a trademark of The Nasdaq Stock Market, Inc. The Russell 2000(R) Index is a trademark of the Frank Russell Company. These trademarks have been licensed for use by Summit Mutual Funds. The Funds are not sponsored, endorsed, sold or promoted by any of the licensing organizations, and they make no representation or warranty regarding the Funds, and bear no liability with respect to the Funds.

(10) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. For the year ended December 31, 2003, the management fee was reduced to reflect the voluntary waiver of a portion of the management fee and the reimbursement by the Portfolio's adviser to the extent total annual operating expenses exceed the following percentages:
Emerging Markets Equity Portfolio 1.75%; Global Value Equity Portfolio 1.15%; International Magnum Portfolio 1.15%; U.S. Real Estate Portfolio 1.10%. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the "Management Fees", "Other Expenses" and "Total Annual Expenses", respectively, were as follows:

                  Van Kampen                      Management Fees   Other Expenses  Total Annual Expenses
                  ----------                      ---------------   --------------  ---------------------
                  Emerging Markets Equity Class I      1.16%            0.62%              1.78%
                  Global Value Equity Class I          0.67%            0.48%              1.15%
                  International Magnum Class I         0.57%            0.58%              1.15%
                  U.S. Real Estate Class I             0.79%            0.31%              1.10%

Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio is 0.03% of such investment related expense.

* Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

**   "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500",
and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P. and S&P.

         EXAMPLES OF EXPENSES

         The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy owner transaction expenses, contract fees, separate account annual expenses, and Subaccount underlying portfolio fees and expenses.

         The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart. Please note that although the examples assume $10,000 premium to aid comparisons, our minimum premium for this Policy is $25,000.

--------------------------------------------------------------------------------------------------------------------------------
                               Surrender Policy at the end of    Annuitize Policy at the end of   Policy is neither surrendered
                               the time period. ($)                   the time period. ($)              nor annuitized. ($)
------------------------------------------------------------ --------------------------------- ---------------------------------
EXAMPLE                         1 Yr   3 Yr   5 Yr   10 Yr        1 Yr   3 Yr   5 Yr   10 Yr       1 Yr    3 Yr   5 Yr   10 Yr
------------------------------------------------------------ --------------------------------- ---------------------------------
 Maximum Policy Expenses (1)   $1,360 $2,471 $3,470 $5,459       $1,360 $2,471 $3,470 $5,459       $560   $1,671 $2,770 $5,459
 ----------------------------------------------------------- --------------------------------- ---------------------------------
 Minimum Policy Expenses (2)    $918  $1,168 $1,338 $1,409         $918   $368   $638 $1,409       $118     $368   $638 $1,409
 -------------------------------------------------------------------------------------------------------------------------------

(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee
(although our current base Policy fee is $0), 3.35% of other Policy value annual expenses for the most expensive of each optional feature (the Minimum Initial
Premium, expanded free withdrawal, 5-year withdrawal charge, Expanded Estate
Protection Benefit, and "greater of" guaranteed minimum death benefit optional features), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies.

(2) Minimum Policy Expense Fees. This example assumes current charges of 0.80% for Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies.


                                      -8-



CHARGES EXPLAINED               (X = Base Policy Fee;  Y = Optional Feature Fee)
----------------------------------------------------------------------------------------------------------

         The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges.

          WITHDRAWAL CHARGE

         We will deduct a withdrawal charge from Policy value upon a full surrender or partial withdrawal. We may also deduct a withdrawal charge from Policy value on the date annuity income payments begin from amounts applied to provide annuity payments. We do not assess a withdrawal charge on premiums after the second year since receipt that are then applied to the Life or Joint and Last Survivor annuity income options. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from the mortality and expense risk charge. If your Policy is issued as a 403(b) TSA Policy, any withdrawal charges will be waived after our receipt of satisfactory Written Notice on withdrawals:
(a) upon your separation of service after 9 years from the Policy Date;
(b) due to your disability within the meaning of Code Section 72(m)(7) prior to your age 65.

         The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a pro rata basis, unless you instruct us otherwise. The oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis). All premiums are deemed to be withdrawn before any earnings.

         X Optional Withdrawal Charge Features

         The optional withdrawal charge features are deducted monthly from Policy value. These fees continue as long as the Policy is in force. Your election of one of the optional withdrawal charge features must be made at issue of the Policy.

         X Optional Free Withdrawal Features

         The base Policy does not have any free withdrawal features (allowing withdrawals not subject to a withdrawal charge). Two optional free withdrawal features are available: See the prospectus' POLICY DISTRIBUTIONS: Withdrawals section of this prospectus for details about these features. These optional features have current fees which are deducted monthly from Policy value. These fees continue as long as the Policy is in force.

         The TSA No Withdrawal Charge Rider and Hardship Waiver Rider fees are deducted monthly from Policy value. Withdrawal charge fee rates are less for Large Policies (initial premium $25,000 or more) than for Small Policies. The withdrawal charge fee rate is also reduced when the Policy value exceeds $50,000 on a Policy Year anniversary. These optional feature fees continue as long as the Policy is in force.

         MORTALITY AND EXPENSE RISK CHARGE

         X We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

         ADMINISTRATIVE CHARGES
         Administrative fees help us cover our cost to administer your Policy.

         Administrative Expense Fee
         Y This annual fee is reflected in the Accumulation Unit values for each Subaccount.

         Annual Policy Fee
         Y  We reserve the right to charge an annual Policy fee.
         X The optional Minimum Initial Premium feature has a current annual Policy fee.

         Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value. For the optional Minimum Initial Premium feature for TSA Policies, we will also waive the annual Policy fee for Policy Years when total net premium (premium less withdrawals) is $2,000 or greater. We currently waive any Policy fee if the Policy value is at least $50,000 on a Policy Anniversary.

         TRANSFER FEE

         The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

         TAX CHARGES

         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

         403(b) TAX SHELTERED ANNUITY CHARGES
         403(b) Tax Sheltered Annuity endorsements issued after 1/1/02 include a 403(b) TSA Endorsement 7-Year Withdrawal Charge schedule in all states except TX, SC and WA; in those states the base Policy 9-Year Withdrawal Charge schedule applies. The 403(b) TSA Endorsement also includes a loan feature, and waiver of withdrawal charge upon disability or separation from service after the ninth Policy Year anniversary.

         FEES CHARGED BY THE PORTFOLIOS

         Y Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

         VALUE+ OPTION CHARGE

         If you elect the Value+ Option, your current Separate Account annual expenses will total 1.22% of the average net asset value for the first nine Policy Years, assuming no charges for other riders. If you do not elect the Value+ Option, your current Separate Account annual expenses will be 0.80% for all Policy Years, again assuming no charges for other riders. The decision to elect or decline the Value+ Option depends on whether you believe it is to your advantage to have the Credit and incur the charges or not to have the Credit and avoid the charges.

         OTHER OPTIONAL FEATURE CHARGES

         X Charges for each of the other optional features are shown in this prospectus' CHARGES section.

         WAIVER OF CERTAIN CHARGES

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another policy we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Policy may be determined based on the dates premiums were received in the prior policy. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

FINANCIAL INFORMATION

         We provide Accumulation Unit value history for each of the Separate Account variable investment options. Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information. To learn how to get a copy, see the front or back page of this prospectus.

INVESTMENT OPTIONS

         We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in Appendix A to this prospectus.

The value of your Policy will go up () or down () based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS (also see Appendix A)

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or AVLIC. The Separate Account was established as a separate investment account of AVLIC under Nebraska law on May 28, 1987. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

           You bear the risk that the variable investment options you select may fail to meet their objectives, that they could
              go down in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

         Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Ameritas Money Market Subaccount.

         If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         We reserve the right to credit a bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program. The EDCA will be available for new premium only, not transfers from other Subaccounts or the Fixed Account. New premium includes any money noted on an application. Each premium allocated to the EDCA must be at least $1,500. We will transfer premiums allocated to the EDCA monthly over a period of six months, beginning one month after the date of premium receipt. In the event you withdraw or transfer monies allocated to the EDCA, we will stop crediting interest under the EDCA program and transfer any remaining balance to the Ameritas Money Market Subaccount. We reserve the right to discontinue offering the EDCA program at any time.

         TRANSFERS

         The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other policy owners, annuitants and beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the Portfolio to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

         Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund advisor may establish their own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund advisor has the authority to make this determination.

         Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time for same-day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.

          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed account value on the date of the transfer during that Policy Year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
          o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Ameritas Money Market Subaccount.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time while other Policy owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these rulesdisruptive trading procedures. See the sections of the Prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS

         We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice.

o        Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         As discussed at "Fixed Account Fixed Interest Rate Option," we also reserve the right to credit bonus interest on purchase payments allocated to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging program. We refer to this bonus interest as EDCA. The Dollar Cost Averaging program and/or the EDCA program may not be available in all states and in all markets or through all broker-dealers who sell the Policies.

         Dollar Cost Averaging Program Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Ameritas Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month anniversary following the date the Policy's "right to examine" period ends.

          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.

o        Earnings Sweep
         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.


         MODEL ASSET ALLOCATION PROGRAM

         We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         Morningstar Asset Allocator Program
         Currently, we offer the Morningstar(R) Asset Allocator Questionnaire, from Morningstar Associates, LLC ("Morningstar"). You may use this tool to identify recommended asset-category allocations based upon five models, ranging from aggressive to conservative, and then make your own investment level allocation selections. Or, you may participate in the Morningstar Asset Allocator asset allocation program through our affiliate, Ameritas Investment Corp. ("AIC") by selecting a model and authorizing AIC make the investment level decisions on your behalf.

         To participate in the asset allocation program:
          o AIC will serve as your investment adviser for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar.
          o    You must complete the Asset Allocator Questionnaire.
          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election either by written notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
          o Each calendar quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected.
          o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. We will notify you of any such changes.
          o If you are currently participating in a Morningstar Asset Allocator asset allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Morningstar Asset Allocator program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy.

          o AIC is compensated by us as principal underwriter for the Policies and also receives an advisory fee as adviser to the Ameritas Portfolios available as investment options within the Policies. We and AIC may also receive revenue sharing from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. However, we believe this risk is reduced or eliminated by contracting with Morningstar Associates, LLC to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

         There is no additional charge for selecting the Morningstar Asset Allocator program. Although asset allocation programs are intended to mitigate investment risk, there is still a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Morningstar Asset Allocator program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV which is delivered to you at the time you subscribe to the program. We may modify or discontinue the model asset allocation program at any time.


         VALUE+ OPTION

         If you elect the Value+ Option, we will credit a bonus (the "Credit") to your Policy value. The Credit will be 4% on all premium payments you make during the first twelve months of the Policy. The Credit will be funded from our general account and will be credited proportionately among the investment options you select for premiums. For premium payments received in Policy Years two through nine, we will credit lesser amounts equal to 4% times the decreasing ratios in the following schedule:

            Year                   Formula                Reduced Credit
            ----                   -------                --------------
              2                   4% x 8/9                     3.56%
              3                   4% x 7/9                     3.11%
              4                   4% x 6/9                     2.67%
              5                   4% x 5/9                     2.22%
              6                   4% x 4/9                     1.78%
              7                   4% x 3/9                     1.33%
              8                   4% x 2/9                     0.89%
              9                   4% x 1/9                     0.44%

The Value+ Option is subject to administrative availability. It must be elected when you apply for your Policy. It is available only with a nine-year surrender charge period (not with optional seven- or five-year surrender charge periods). Once the Value+ Option is elected, it cannot be revoked.

         Value+ Option Credits are treated as "earnings" for purposes of determining withdrawal charges and free withdrawal amounts on surrenders and partial withdrawals. Similarly, Credits are not treated as an "investment in the contract" for tax purposes. (See discussion of Withdrawals and Value+ Option Recapture, below.)

         Value+ Option Charge
         The annualized charge for the Value+ Option is currently 0.42% of the Policy value, which will be deducted each monthly activity date for the first nine Policy Years. We expect to make a profit on this option. If you expect to surrender the Policy in the first nine Policy Years, you should not elect the Value+ Option because the benefit from the Credit would be less than the charges paid for it. An Owner who holds a Policy for at least nine years will benefit from electing the Value+ Option. After nine Policy Years, both the Policy value and the Cash Surrender Value received upon full surrender of the Policy will be greater if the Value+ Option is elected, than if it had not been elected.

         "Right to Examine" and Value+ Option
         The "right to examine" period allows an Owner to return the Policy and receive a refund. "Right to examine" refunds are governed by state law and may be equal to (a) Policy value, (b) premiums received, or the greater of (a) or
(b). The Value+ Option amount, including increases for earnings or reductions for investment losses on the Credit, (the "Credit Value") is not part of any "right to examine" refund. When state law requires refund of full premium, the refund amount is the full premium unaffected by any Credits or investment performance.

         Withdrawals and Value+ Option Recapture
         If the Value+ Option has been elected, all withdrawals and annuitizations during the first seven Policy Years will be subject to recapture of a portion of the Credit Value. The amount of the Credit Value assumed to be withdrawn is equal to the total withdrawal from the Policy value times the ratio of the Credit Value to the Policy value. In the first Policy Year, the Credit Value recaptured by AVLIC withdrawn is one hundred percent (100%) of the Credit Value withdrawn. In Policy Years two through seven, we will reduce the recapture ratio one-ninth each year according to the following schedule:

                      Year        Percentage
                       2             89%
                       3             78%
                       4             67%
                       5             56%
                       6             44%
                       7             33%

         EXAMPLE: If you pay $100 in premium in the first Policy Year, we will credit $4 under this option. If at the end of five years this initial $4 Credit now has a value equal to $5 (Credit Value), we would recapture $2.80 (0.56 X $5), in the event you surrender your Policy.

         No recapture will occur after the seventh Policy Year, and the Credit Value will be vested, subject to future increases or decreases for investment gains or losses. If you elected one of the optional free withdrawal charge riders, we will not recapture Credit Value on free withdrawal amounts. For purposes of calculating the withdrawal charge, withdrawals are considered to come from the oldest premium payment first, then the next oldest and so forth. Credit Value recaptured will be proportionate from your investment option allocations at the time of the withdrawal.

         No recapture of the Credit Value will take place:
         - if the Policy is annuitized and applied to a life contingent income option (assuming no premiums paid for two years prior to annuitization),
         -    if a death benefit becomes payable, or
         - if distributions are required in order to meet minimum distributions requirements under the Internal Revenue Code.

         In no event will the total dollar amount of the surrender charge plus recapture of the Credit Value exceed that percentage of premium stated below during the first seven years after a premium payment:

                         Age (in years) of          Maximum Percentage of
                           Premium Payment                 Premium
                                  1                         12.5%
                                  2                         11.1%
                                  3                         10.2%
                                  4                         10.0%
                                  5                         9.0%
                                  6                         8.0%
                                  7                         7.0%


IMPORTANT POLICY PROVISIONS               (X = optional feature)
--------------------------------------------------------------------------------

         The OVERTURE MEDLEY! Policy is a flexible premium deferred variable annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

         POLICY APPLICATION AND ISSUANCE

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

         If your application is in good order upon receipt, we will credit your initial net premium to the Policy value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)


         You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, 403(b)
(TSAs), and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' FEDERAL INCOME TAX MATTERS section for details. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and the annuitant's full name, Social Security number, and date of birth must be included.
          o Your premium allocations must be completed in whole percentages, and total 100%.
          o    Initial premium must meet minimum premium requirements.
          o Your signature and your agent's signature must be on the application.
          o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
          o    City, state and date application was signed must be completed.
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
          o    Your agent must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Variable Life Insurance Company." We may postpone crediting any payment made by check to your Policy until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same annuitant or Owner may not exceed $1 million without our consent.

         Initial Premium
          o    The only premium required. All others are optional.
          o Must be at least $25,000. If you purchase the optional Minimum Initial Premium feature, it must be at least $2,000 for all plans, except 403(b) tax-sheltered annuities. The initial premium for a 403(b) policy may be as low as $0 so long as the annualized planned premium is at least $600 and the minimum modal premium is at least $50. We have the right to change these premium requirements.

         Additional Premiums
          o Must be at least $1,000; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
          o Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the annuitant's 85th birthday or (ii) the Annuity Date.

o        Allocating Your Premiums
         You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

         "Right to Examine" Period Allocations
         Return of Value State. In states that permit us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.

         Return of Premium States. In states that require us to refund at least your full premium upon your cancellation of the Policy during the "right to examine" period and for all IRA plan Policies, we will hold your initial premium in the Ameritas Money Market Subaccount for 13 days. Then, we will invest your initial premium in the investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right to examine" period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.

         Value+ Option and "Right to Examine" Period. The Value+ Option amount, including increases for earnings or reductions for investment losses on the Credit, (the "Credit Value") is not part of any "right to examine" refund. When state law requires refund of full premium, the refund amount is the full premium unaffected by any Credits or investment performance.

          YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for charges under the Policy.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b)  the daily administrative expense fee; minus
          (c) the daily mortality and expense risk charge; and this result divided by
          (d) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
          (b) any net premiums credited since the end of the previous Policy Month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
          (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
          (e) any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy Month; minus
          (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; minus
          (g)  the Fixed Account's share of charges for any optional features;
               plus
          (h)  interest credited on the Fixed Account balance.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o   Will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o   May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DEATH OF ANNUITANT

         Upon the annuitant's death prior to 30 days before the Annuity Date, you may generally name a new annuitant. If any Owner is the annuitant, then upon that Owner's death, the Policy's applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner's spouse, then upon that Owner's death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an annuitant and different beneficiaries.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full surrender or partial withdrawals from the Fixed Account for up to 6 months from the date we receive your Written Notice.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

         If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         MINOR OWNER OR BENEFICIARY

         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

         POLICY TERMINATION

         We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

         If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up life-time income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month. We will not impose a withdrawal charge on involuntary terminations.

         X OPTIONAL FEATURES

         This Policy allows you the opportunity to select, and pay for, only those variable annuity policy features you want by "unbundling" features that are often incorporated into a base variable annuity policy. Check with your sales representative or us before selecting an optional feature, as some may not be available in your state on the effective date of this Prospectus. These optional features are currently only available at Policy issue, and most are only available if you are then not older than age 70. For features not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the feature becomes available. Each of the optional features is principally described in the prospectus sections noted below:

Optional Feature                                              Prospectus Section Where It Is Covered
----------------                                              --------------------------------------
X Minimum Initial Premium.....................................IMPORTANT POLICY PROVISIONS:
                                                                   Policy Application and Issuance
X Withdrawal Charge Period....................................CHARGES: Withdrawal Charge
X Free Withdrawal Privilege...................................POLICY DISTRIBUTIONS: Withdrawals
X Guaranteed Minimum Death Benefit............................POLICY DISTRIBUTIONS: Death Benefits
X 403(b) Tax Sheltered Annuity Endorsement....................POLICY DISTRIBUTIONS: Withdrawals and
     (REQUIRED for 403(b) Policies)                               APPENDIX C: Tax Qualified Plan Disclosures
X Value+ Option...............................................INVESTMENT OPTIONS: Value+ Option
X Estate Protection Benefit ("EPB") and
     Expanded Estate Protection Benefit ("EEPB")..............POLICY DISTRIBUTIONS: Death Benefits

Charges for each of the optional features are shown in this prospectus' CHARGES section.

POLICY DISTRIBUTIONS                (X = Optional Feature)

         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit (including, for an additional charge, an optional feature guaranteed minimum death benefit) that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

         WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Amounts withdrawn (except for optional feature "free" partial withdrawals you may have elected, described below) are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

         For purposes of the withdrawal charge only, premiums are deemed to be withdrawn before any earnings; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to premiums received at least "x" years prior to the withdrawal and not considered having been previously withdrawn, where "x" is the number of years in the withdrawal charge period. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.)

         Withdrawal Rules
          o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including withdrawal charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.

          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

         We will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-6153. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o        Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

o        X Optional "Free" Withdrawal Features

         You may elect, for a charge, one of the following optional features allowing access to certain Policy value without being subject to withdrawal charges. For information about the charge for these features, see this prospectus' CHARGES and CHARGES EXPLAINED sections. Your election must be made at issue of the Policy.


         X Optional 10% "Free" Withdrawal Feature.
         This optional feature allows you to withdraw, each Policy Year, up to 10% of your Policy value without deduction of a withdrawal charge. Under this option, Policy value is considered withdrawn on the same basis as in the base Policy (first premiums on a first-in first-out basis, then earnings). The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may not carry forward the unused "free" withdrawal amount into the next Policy Year.

         X Optional Expanded "Free" Withdrawal Feature.
         This optional feature allows you to withdraw, without a withdrawal charge, each Policy Year, up to the greater of a stated percentage of your Policy value or any of your accumulated Policy earnings, minus prior "free" withdrawals taken since Policy issue. (Accumulated Policy earnings are the excess of the Policy value over the net of premiums paid, plus any Value+ Credit amount, less any previous withdrawals of premium.) Under this option, for purposes of the withdrawal charge only, earnings are considered withdrawn before premium, and premium is considered withdrawn on a first-in first-out basis. (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.) The stated percentage of Policy value available as a "free" withdrawal each Policy Year is 15% the first year, 30% the second year, and 45% the third and subsequent years. The percentage amount is determined at the time the withdrawal is made.

         X Optional 403(b) TSA Hardship Waiver Rider.
         This Rider, available only for Policies issued pursuant to a 403(b) tax sheltered annuity plan and which can only be attached to the Policy at issue, waives Withdrawal Charges for withdrawals of Policy value made while the Owner/annuitant is suffering a hardship as defined under applicable law and with satisfactory Written Notice to us.

         X Optional 403(b) TSA No Withdrawal Charge Riders.
         These Riders, available only for Policies issued as 403(b) tax sheltered annuities and which can only be attached to the Policy at issue, allow the Policy to be issued without any withdrawal charges.

         LOANS (403(b) PLANS ONLY)

         Loans are only available if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy value is at least $5,000. The Owners can take loans from the Policy value beginning one year after the Policy is issued up to the Annuity Date, and cannot take out more than one loan each Policy Year. Loans are subject to the terms of the Policy, the plan, and federal tax law. We reserve the right to modify the terms of a loan to comply with changes in applicable law, or to reject any loan request if we believe it may violate the terms of the plan or applicable law. (We are not responsible for compliance of a loan request with plan requirements.) On Policies issued after 1/1/02 with the 403(b) Tax Sheltered Annuity Endorsement, we may charge a fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis. (This charge does not apply to Policies issued prior to 1/1/02 or to loans made in states where origination fees are not approved.)

         Minimum and Maximum Loan Amounts
         Minimum - $1,000. Each loan must individually satisfy this minimum amount.
         Maximum - We will calculate the maximum nontaxable loan amount based upon information provided by the plan participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all your outstanding TSA loans must not exceed the lesser of (i) $50,000 reduced by the highest outstanding balance owned during the previous 12 months, or (ii) 50% of your Policy value.

         How Loans are Processed
         All loans are made from our general account. We transfer Policy value to our general account as security for the loan. The transfer is made in proportion to assets in and among the Subaccounts and in the Fixed Account, unless you give us different allocation instructions. No withdrawal charge is levied upon Policy value transfers related to loan processing. We are usually able to process a loan request within seven Business Days.

         Loan Interest
         Interest rate charged on loan balance: currently 7% effective annual rate; guaranteed maximum rate is 8%.
         Interest rate credited to Policy value that is collateral for the loan: currently 4.5% effective annual rate; guaranteed minimum rate is 3%.
         Specific loan terms are disclosed at the time of loan application or issuance.

         Loan Repayment
         Loans must be repaid within 5 years, or 20 years if the loan is used to purchase your principal residence. Loan repayments must be identified as such; if they are not, we will treat them as additional premium payments and they will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Subaccounts and Fixed Account pursuant to your then current investment option allocation instructions. Any repayment due under the loan that is unpaid for 90 days will cause the loan balance to become immediately due without notice. The loan will then be treated as a deemed Policy distribution and reported as income to be taxed to the Owner.

         Policy Distributions, including Annuity Income Payments
         While a loan is outstanding, any Policy distributions made, including annuity income payments, will be reduced by the amount of the outstanding loan plus accrued interest.

         Transferring the Policy
         We reserve the right to restrict any transfer of the Policy while a loan is outstanding.

         DEATH BENEFITS

         We will pay the death benefit after we receive Due Proof of Death of an Owner's death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary annuitant as an Owner for purposes of the death benefit. The "primary annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary annuitant will be treated as the death of an Owner.

         If the annuitant is an Owner or joint Owner, the annuitant's death is treated as the Owner's death.

         If the annuitant is not an Owner and the annuitant dies before the Annuity Date, the Owner may name a new annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new annuitant, the Owner will become the annuitant.

         If your spouse is the Policy beneficiary, annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Owner's Death section below.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

o        Standard Death Benefit
         Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary. The death benefit equals the larger of:
          - your Policy value (without deduction of the withdrawal charge) on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
          -    the sum of net premiums, less partial withdrawals.

         Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

o        IRS Required Distribution Upon Death of Owner
         Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' Appendix C.

o        Tables Illustrating Benefits Upon Death
         The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax advisor for advice. You may contact us for more information.

                                      If death occurs before the Annuity Date:
If the deceased is...  and...             and...                    then the...
--------------------- ------------------- ------------------------- ------------------------------------------------
--------------------- ------------------- ------------------------- ------------------------------------------------
any Policy Owner      - - -               - - -                     Policy beneficiary receives the death benefit.
--------------------- ------------------- ------------------------- ------------------------------------------------
any Policy Owner      There is no         the beneficiary is the    surviving spouse may elect to become the
                      surviving joint     Policy Owner's            Policy Owner and continue the Policy, or may
                      Policy Owner who    surviving spouse,         have the Policy end and receive the death
                      is the deceased     unless the spouse is      benefit.
                      Owner's spouse      the surviving joint
                                          Policy Owner
--------------------- ------------------- ------------------------- ------------------------------------------------
the annuitant         a Policy Owner is   there is no named         the Policy continues with the Policy Owner as
                      living              contingent or joint       the Policy annuitant unless the Owner names a
                                          annuitant                 new annuitant.
--------------------- ------------------- ------------------------- ------------------------------------------------
the annuitant         the Policy Owner    - - -                     the annuitant's death is treated as a Policy
                      is a non-person                               Owner's death.
--------------------- ------------------- ------------------------- ------------------------------------------------
an annuitant          a Policy Owner is   the contingent or joint   contingent annuitant becomes the annuitant,
                      living              annuitant is living       and the Policy continues.
--------------------- ------------------- ------------------------- ------------------------------------------------

                                               If death occurs on or after the Annuity Date:
If the deceased is...  and...                  then the...
--------------------- ------------------------ ---------------------------------------------------------------------
--------------------- ------------------------ ---------------------------------------------------------------------
any Policy Owner      There is a living joint  surviving Policy Owner remains as Owner for purposes of distributing
                      Owner, and the           and remaining Policy proceeds pursuant to the annuity income option
                      annuitant is living      then in effect. If the annuity benefit payee was the deceased Policy
                                               Owner, the surviving Owner receives the proceeds. If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
---------------------------------------------- ---------------------------------------------------------------------
any Policy Owner      There is no surviving    Policy beneficiary becomes the Policy Owner for purposes of
                      joint Owner, and         distributing any remaining Policy proceeds pursuant to the annuity the annuitant is living  income option then in effect. If the annuity benefit payee was the
                                               Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ------------------------ ------------------------------------------------------------------------
any Policy annuitant  any Policy Owner         Policy Owner (or other named payee) receives distribution of any
                      is living                remaining Policy proceeds pursuant to the annuity income option then in effect.
--------------------- ------------------------ --------------------------------------------------------------------------
the annuitant         the annuitant is         Policy beneficiary becomes the Policy Owner for purposes of distributing
                      also the Policy          any remaining Policy proceeds pursuant to the annuity income option then
                      Owner                    in effect.  If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the  payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ------------------- --------------------------------------------------------------------------

o        X Optional Guaranteed Minimum Death Benefit Features

         You may elect one of three optional Guaranteed Minimum Death Benefit features, for a charge. Your election must be made when the Policy is issued, and only if you and the annuitant are then not older than age 70.

Your election cannot be changed or revoked. Each feature ends at your age 85. Under these features, if the Owner is not a natural person, you cannot change the annuitant after the guaranteed minimum death benefit feature is elected. Each of the options provides the opportunity to enhance the Policy's death benefit if Subaccount underlying portfolios should sharply decrease in value. See this prospectus' CHARGES and CHARGES EXPLAINED sections for information on the charge for these optional features.


         X Optional "Periodic Step-Up" Guaranteed Minimum Death Benefit
         This feature provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. During the first policy year, the GMDB is zero. Until the termination of this feature, the GMDB is the step-up benefit, defined as (a) plus (b) minus (c) minus (d), where:
          (a)  is the greater of:
               (i)  the Policy value as of the most recent step-up date; or
               (ii) the step-up benefit immediately preceding the most recent step-up date
          (b)  is any premiums paid since the most recent step-up date
          (c) is any partial withdrawals, including withdrawal charges, since the most recent step-up date
          (d) is a proportional adjustment for each partial withdrawal made since the most recent step-up date.
The proportional adjustment, which will never be less than zero, is described more fully in your Policy. It equals the step-up benefit minus the Policy value, times the ratio of the partial withdrawal amount divided by the Policy value. The step-up benefit and Policy value used to compute the proportional adjustment are prior to the partial withdrawal.

         The step-up interval is stated in your Policy's schedule page for this feature. The step-up benefit for your attained ages 80-84 is the step-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by adding subsequent premiums paid and subtracting withdrawals made. The step-up benefit expires upon termination of this feature, which is the Policy Anniversary nearest your 85th birthday.

         X Optional 5% Roll-up Guaranteed Minimum Death Benefit
         This feature provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this feature, the GMDB is the roll-up benefit, defined as the greater of (a) or (b), where:
          (a)  is the current Policy value, and
          (b) is the total of premiums paid less withdrawals (net premiums) accumulated at 5% simple interest, not to exceed 200% of net premiums.
The roll-up benefit is reduced by a proportional adjustment for partial withdrawals. This adjustment, which will never be less than zero, is described more fully in your Policy. It equals the roll-up benefit minus the Policy value, times the ratio of the partial withdrawal amount divided by the Policy value. The roll up benefit and Policy value used to compute this adjustment are prior to the partial withdrawal.

         The accumulation of net premiums, as described in (b) above, stops on the anniversary nearest your 80th birthday. The roll-up benefit for your attained ages 80-84 is the roll-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by subsequent premiums and withdrawals. The roll-up benefit expires upon termination of this feature, which is the Policy Anniversary nearest your 85th birthday.

         X Optional "Greater of" Guaranteed Minimum Death Benefit
         This feature provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this feature, the GMDB is the greater of the step-up benefit GMDB or the roll-up benefit GMDB.

o        X Optional Estate Protection Benefit Features
         X Estate Protection Benefit
         For an additional charge you may purchase the Estate Protection Benefit ("EPB"). The EPB must be elected and purchased at the time you apply for your Policy, and cannot be canceled once elected. We will credit this benefit to the Policy value upon death of the Policy Owner, in addition to your standard death benefit and any optional guaranteed minimum death benefit that you elected. For joint Policy Owners, we will credit this benefit to the Policy value on the first death of a Policy Owner. On an annual basis, the charge for the EPB is determined by age of the Policy Owner at issue, as follows:

                                        Current Fee      Guaranteed Maximum Fee
                  Issue ages 0-70           0.20%                0.40%
                  Issue ages 71-80          0.60%                0.80%
This charge for the EPB is assessed monthly and applied to the Policy value for the life of the Policy Owner. This benefit must be elected prior to Policy issue and may not be revoked once elected.

         Calculation of the Benefit:
         The amount of the EPB will be equal to 40% of the difference between your Policy value and the net premium payments used for determining the benefit base, provided the difference does not exceed 100% of the net premiums. The EPB benefit is determined using the Policy value before the payment of any other optional Guaranteed Minimum Death Benefit. The EPB benefit is calculated as follows:

         40% X Benefit Base; where:
         Benefit Base = (PVD - NPBB) < Benefit Cap, such that:

              PVD = the Policy value on the date of the Policy Owner's death prior to any death benefit calculations;

              NPBB = net premiums used for the determination of the Benefit Base, which are premiums allocated to Policy value less a proportionate share of any withdrawal based on the value of net premiums in relation to the Policy value times the amount of the withdrawal at the time of withdrawal. On each Policy Anniversary, NPBB is reset to the lesser of net premiums (NP) or the Policy value as of that anniversary, where:

                NP = net premiums, which are premiums allocated to Policy value less a proportionate share of any withdrawal based on the value of net premiums in relation to the Policy value times the amount of the withdrawal at the time of withdrawal, and

                Benefit Cap = 100% of net premiums (NP) reduced by premiums received within a certain period of time prior to death. If death occurs in the first policy year, there is no reduction for premiums received prior to death. If death occurs in the second policy year, all premiums received in the second policy year reduce the net premium amount. If death occurs after the second policy year, only premiums received within the 12 month period prior to death reduce the net premium amount.

                  EXAMPLE
                      Assume the following items:
                          (a)  Death occurs in policy year 5
                          (b) Policy value at time of death is $90,000 (PVD = $90,000)
                          (c) Net premiums adjusted for withdrawals is $53,000 (NP = $53,000)
                          (d) Net premiums used for the determination of the Benefit Base is $50,000 (NPBB = $50,000)
                          (e) Premium received within 12 months prior to death = $14,000

                      From this information, the following is determined:
                          (a)  Benefit Cap = $53,000 - $14,000 = $39,000
                          (b)  Benefit Base = $90,000 - $50,000 = $40,000,
                               which is greater than the Benefit Cap, so the Benefit Base = $39,000
                          (c)  EPB amount = 40% of $39,000 = $15,600

         With the reset of NPBB, a benefit may be available if the net premiums exceed the Policy value on the date of the Policy Owner's death.

         X Expanded Estate Protection Benefit ("EEPB")

         For an additional charge, you may purchase the Expanded Estate Protection Benefit ("EEPB") option in lieu of the EPB if you intend to exchange your existing annuity for an OVERTURE MEDLEY! Policy. The exchange must qualify for tax-free exchange treatment under the Internal Revenue Code. You should consider purchasing this benefit if you have significant amounts of taxable gain in your existing annuity contract and you intend to exchange such contract. The EEPB is available only at Policy issue and once elected it may not be revoked.

         The EEPB may be purchased for an annual charge applied as a percentage of Policy value based upon the age of the Policy Owner at time of issue, as follows:

                                 Current Fee         Guaranteed Maximum Fee
         Issue ages 0-70            0.25%                    0.45%
         Issue ages 71-80           0.80%                    1.00%

         Calculation of the Benefit:
         The amount of the EEPB will be equal to 40% of the sum of: (a) the difference between your Policy value and the net premium payments used for the determination the benefit base, and (b) a certain percentage of the premium exchanged into the Policy, provide the sum does not exceed 100% of the net premiums. The EEPB benefit is determined using the Policy value before the payment of any other optional Guaranteed Minimum Death Benefit. The EEPB benefit is calculated as follows:

         40% X Benefit Base; where:

         Benefit Base = [(PVD - NPBB) + (z% x Transfer Premium)] < Benefit Cap, such that:

              PVD, NPBB, NP, and Benefit Cap have the same meanings as stated above for the EPB benefit;

              Transfer Premiums = premiums received as a result of a tax-free exchange or transfer. This includes premiums that qualify for IRC
              Section 1035 exchange treatment, and premiums that are a result of transfer, rollover, conversion or recharacterization; and

              z = a percentage that varies by the number of years since receipt of appropriate Transfer Premiums as follows:

                Years Since Receipt              %
                -------------------              -
                        1                        10
                        2                        20
                        3                        30
                        4                        40
                        5+                       50

               EXAMPLE
               Assume the following items:
               (a)  Death occurs in policy year 3;
               (b)  Policy value at time of death is $110,000
                    (PVD = $110,000);
               (c) Net premiums adjusted for withdrawals is $73,000 (NP = $73,000);
               (d) Net premiums used for the determination of the Benefit Base is $70,000
                    (NPBB = $70,000)
               (e) Transfer Premiums, which were all paid in policy year 1, are $10,000
                    (Transfer Premiums = $10,000);
               (f) Premium received within 12 months prior to death = $31,000.

               From this information, the following is determined:
               (a)  Benefit Cap = $73,000 - $31,000 = $42,000;
               (b)  Benefit Base =[($110,000 - $70,000) + (30% x $10,000)] =
                    $43,000, which is greater than the Benefit Cap, so Benefit Base = $42,000; and
               (c)  EEPB amount = 40% of $42,000 = $16,800

         With the reset of NPBB, a benefit may be available if the net premiums exceed the Policy value on the date of the Policy Owner's death.

         With respect to IRAs, if you are purchasing the EPB or EEPB for your IRA, our understanding of current law is that the tax status of optional death benefits such as EPB and EEPB is unclear. To resolve any uncertainty, we will ask the Internal Revenue Service to approve the use of all optional death benefits in IRAs, including the Estate Protection Benefit and Expanded Estate Protection Benefit. We believe that use of the EPB and EEPB endorsements and other optional death benefits should not result in adverse tax treatment. We may in our sole discretion and in compliance with our adopted procedures, accept or reject IRA contributions to purchase a contract with optional benefits. However, WE CAN GIVE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL APPROVE THE USE OF THE OPTIONAL DEATH BENEFITS IN IRAS. THEREFORE, THE POLICY OWNERS BEAR THE RISK OF ANY ADVERSE TAX TREATMENT.


         ANNUITY INCOME BENEFITS


         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments:
   - require investments to be allocated to our general account, so are not variable.
   -  may be subject to a withdrawal charge.
   -  may be taxable and, if premature, subject to a tax penalty.

         Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Date for premiums applied after the second year since receipt to the Life or Joint and Last Survivor annuity income options. However, the withdrawal charge does apply to Policy value placed under other annuity income options.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o        When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o        Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o        Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: If you elect an annuity income option based on a life contingency (option 4 or 5), it is possible that only one annuity payment would be made under the annuity option if the annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity income options guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2 or 3).

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint annuitants' lives and until the last of them dies.

(6)  Lump Sum. Proceeds are paid in one sum.

FEDERAL INCOME TAX MATTERS

         This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is not intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

         Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

o        Taxation of Annuity Payments
         Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

o        Taxation of Death Proceeds
         A death benefit paid under the Policy is taxable to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that: (1) if an annuitant dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the annuitant dies before the annuity starting date, the entire interest must be distributed within five years of death. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the annuitant, then the surviving spouse is considered the annuitant, making it possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

o        Taxation of Withdrawals
         Withdrawals that exceed aggregate premiums are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal. Withdrawn earnings are included in gross income.

Periodic Withdrawals
         Periodic withdrawals are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary. Although periodic withdrawals are subject to federal income taxation, they are not subject to the 10% federal tax penalty that applies to non-periodic withdrawals.

Non-Periodic Withdrawals
         If you make a non-periodic withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty usually applies. However, the penalty does not apply to distributions:
               o    after the taxpayer reaches age 59 1/2;
               o    upon the death of the owner;
               o    if the taxpayer is defined as totally disabled;
               o    as a periodic withdrawal, as described above;
               o    under an immediate annuity; or
               o    under certain other limited circumstances.

o        Tax Treatment of Assignments and Transfers
         An assignment or pledge of a Policy may have tax consequences, and may also be prohibited by the Code (particularly for tax-qualified plans) and ERISA in some circumstances. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy. Policies issued for non-qualified plans generally use premiums as the cost basis, while contracts issued in connection with qualified plans may have no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

         Generally, Policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various withdrawal penalties, excise taxes and restrictions may apply to contributions or distributions made in violation of applicable limitations.

o        Tax Benefits During Accumulation Period
         An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a distribution occurs, either in the form of a single sum payment or as annuity payments under the settlement option selected.

o        Tax Treatments by Type of Owner
         A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes. The income on such a Policy is taxable in the year received or accrued by the owner. However, this rule does not apply if the owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

o        Annuity Used to Fund Qualified Plan
         The Policy is designed for use with various qualified plans. The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Policy issued under a qualified plan. Owners, annuitants and beneficiaries should seek competent financial advice about the tax consequences of Policy distributions.

         The income on tax sheltered annuity (TSA) and individual retirement annuity (IRA) investments is tax deferred; therefore, any income on variable annuities held by such plans does not receive an additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax qualified annuities may be purchased as investments for:
     o    Tax Sheltered Annuities, Code Section 403(b);
     o    Individual Retirement Annuities (IRAs), Code Section 408(b);
     o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
     o Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
     o    Roth IRAs, Code Section 408A.
The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy

o        Tax Impact on Account Value
         Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts). In addition, taxation order generally considers the last premium withdrawn first ("last-in, first-out").

MISCELLANEOUS

         ABOUT OUR COMPANY

         Ameritas Variable Life Insurance Company issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are engaged in the business of issuing life insurance and annuities throughout the United States (except New
York), with an emphasis on products with variable investment options in underlying portfolios. We are an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company ("Ameritas Acacia"). On January 31, 2005, Ameritas Acacia announced a merger with The Union Central Life Insurance Company expected to be completed in 2005. When completed, the new holding company will be renamed UNIFI Mutual Holding Company. More information about the merger can be found at this website: www.unificompanies.com. Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)


         DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, an affiliate of ours, is the principal underwriter of the Policies. Like us, AIC is also an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to all distributors may be up to a total of 7.5% of premiums. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES EXPLAINED section.


         VOTING RIGHTS

         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts you are invested in. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights.

         If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

APPENDIX A:  Variable Investment Option Portfolios

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

---------------------------------------------- -----------------------------------------------------------------------
         Separate Account                                     Summary of Investment Strategy/Fund Type
Portfolio
---------------------------------------------- -----------------------------------------------------------------------
                                                           Offered through AIM Variable Insurance Funds
                  AIM FUNDS                             (formerly INVESCO Variable Investment Funds, Inc.)
                                                                  Advised by AIM Advisors, Inc.
---------------------------------------------- -----------------------------------------------------------------------
AIM V.I. Dynamics Fund - Series I              Common stocks of mid size companies.  Investment objective is long-term capital growth.

---------------------------------------------- -----------------------------------------------------------------------
              ALGER - Class O                                Offered through The Alger American Fund
                                                              Advised by Fred Alger Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Alger American Balanced                        Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
Alger American Leveraged AllCap                Common stocks of companies with growth potential.

---------------------------------------------- -----------------------------------------------------------------------
              AMERICAN CENTURY                      Offered through American Century Variable Portfolios, Inc.
                                                     Advised by American Century Investment Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
VP Income & Growth                             Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
      AMERITAS PORTFOLIOS (subadvisor)          Offered through Calvert Variable Series, Inc. Ameritas Portfolios
                                                               Advised by Ameritas Investment Corp.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Core Strategies (Thornburg)           Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Growth (Fred Alger)                   Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Income & Growth (Fred Alger)          Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Index 500 (State Street)              Common stocks of U.S. companies on the S&P 500 Index.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas MidCap Growth (Fred Alger)            Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Money Market (Calvert)                Money Market.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Select (Harris/Oakmark)               Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Small Capitalization (Eagle)          Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Small Company Equity (Babson)         Growth.
---------------------------------------------- -----------------------------------------------------------------------
             CALVERT PORTFOLIOS                  Offered through Calvert Variable Series, Inc. Calvert Portfolios
                                                        Advised by Calvert Asset Management Company, Inc.
---------------------------------------------- -----------------------------------------------------------------------
CVS Income                                     Income.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Balanced                            Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Equity                              Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social International Equity                Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Mid Cap Growth                      Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Small Cap Growth                    Growth.
---------------------------------------------- -----------------------------------------------------------------------
                                                           Offered through Dreyfus Investment Portfolios
                                                                Advised by The Dreyfus Corporation
---------------------------------------------- -----------------------------------------------------------------------
MidCap Stock - Service Shares                  Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the
                                               Standard & Poor's MidCap 400 (R) Index.

                                     -A:1-

---------------------------------------------- -----------------------------------------------------------------------
         Separate Account                                     Summary of Investment Strategy/Fund Type
Portfolio
---------------------------------------------- -----------------------------------------------------------------------
         FIDELITY (Service Class 2)                Offered through Variable Insurance Products: Service Class 2
                                                       Advised by Fidelity Management and Research Company
---------------------------------------------- -----------------------------------------------------------------------
VIP Asset Manager                              Allocated investments among stocks, bonds and short-term/money market investments. Investment objective is high total return with reduced risk over the long-term.
---------------------------------------------- -----------------------------------------------------------------------
VIP Asset Manager: Growth                      Allocated investments among stocks, bonds and short-term/money market investments.  Investment objective is high total return.
---------------------------------------------- -----------------------------------------------------------------------
VIP Contrafund                                 Common stocks of companies whose value is not fully recognized.
                                               Investment objective is long-term capital growth.
---------------------------------------------- -----------------------------------------------------------------------
VIP Equity-Income                              Income.
---------------------------------------------- -----------------------------------------------------------------------
VIP Growth                                     Growth.
---------------------------------------------- -----------------------------------------------------------------------
VIP High Income                                Income.
---------------------------------------------- -----------------------------------------------------------------------
VIP Investment Grade Bond                      Bond.
---------------------------------------------- -----------------------------------------------------------------------
VIP Overseas                                   Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
                     MFS                                   Offered through MFS Variable Insurance Trust
                                                       Advised by Massachusetts Financial Services Company
---------------------------------------------- -----------------------------------------------------------------------
New Discovery                                  Common stocks of smaller cap emerging growth companies that are early in their life cycles. Investment objective is capital growth.
---------------------------------------------- -----------------------------------------------------------------------
Strategic Income                               Income.
---------------------------------------------- -----------------------------------------------------------------------
Utilities                                      Income.
---------------------------------------------- -----------------------------------------------------------------------
              SALOMON BROTHERS                     Offered through Salomon Brothers Variable Series Funds Inc.
                                                        Advised by Salomon Brothers Asset Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Variable All Cap                               Growth.
---------------------------------------------- -----------------------------------------------------------------------
           SUMMIT PINNACLE SERIES                Offered through Summit Mutual Funds, Inc. Summit Pinnacle Series
                                                           Advised by Summit Investment Partners, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Nasdaq-100 Index                               Growth.
---------------------------------------------- -----------------------------------------------------------------------
Russell 2000 Small Cap Index                   Growth.
---------------------------------------------- -----------------------------------------------------------------------
S&P MidCap 400 Index                           Growth.
---------------------------------------------- -----------------------------------------------------------------------
                THIRD AVENUE                            Offered through Third Avenue Variable Series Trust
                                                              Advised by Third Avenue Management LLC
---------------------------------------------- -----------------------------------------------------------------------
Third Avenue Value                             Long term capital appreciation.
---------------------------------------------- -----------------------------------------------------------------------
                 VAN KAMPEN                          Offered through The Universal Institutional Funds, Inc.
                                                            Advised by Morgan Stanley Asset Management
---------------------------------------------- -----------------------------------------------------------------------
                                               Long-term capital appreciation by investing primarily in
Emerging Markets Equity - Class I              growth-oriented equity securities of issuers in emerging markets countries.
---------------------------------------------- -----------------------------------------------------------------------
Global Value Equity - Class I                  Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

---------------------------------------------- -----------------------------------------------------------------------
International Magnum - Class I                 Long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

---------------------------------------------- -----------------------------------------------------------------------
U.S. Real Estate - Class I investing           Above average current income and long-term capital appreciation by primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

                                     -A:2-

APPENDIX B: Accumulation Unit Values

         The following table shows Accumulation Unit values at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated. The Separate Account's financial statements can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

--------------------------------------------------- -------- --------------- ----------------- -----------------------
                                                                                                    Number (#) of
                                                                                Value ($) at       Accumulation Units
     Subaccount (inception date)                       Year    Value($) at      End of Year        At End of Year
                                                               Inception       (December 31)        (December 31)
--------------------------------------------------- -------- --------------- ----------------- -----------------------
AIM FUNDS
--------------------------------------------------- -------- --------------- ----------------- -----------------------

   INVESCO VIF Dynamics - Series I (01/01/2001)      2001           16.60            12.646                 87,960
                                                     2002                             8.547                173,480
                                                     2003                            11.688                255,901
                                                     2004                            13.142                292,998
--------------------------------------------------- -------- --------------- ----------------- -----------------------
ALGER - Class O
   Alger American Balanced (01/01/2001)              2001           13.56            13.410                207,825
                                                     2002                            11.674                317,627
                                                     2003                            13.788                463,258
                                                     2004                            14.302                553,737
   Alger American Leveraged AllCap  (01/01/2001)     2001           36.60            32.392                 51,661
                                                     2002                            21.246                 63,806
                                                     2003                            28.401                121,989
                                                     2004                            30.482                156,292
--------------------------------------------------- -------- --------------- ----------------- -----------------------
AMERICAN CENTURY
   VP Income & Growth  (01/01/2001)                  2001            6.93             6.471                433,115
                                                     2002                             5.178                909,031
                                                     2003                             6.646              1,642,598
                                                     2004                             7.450              2,236,273
--------------------------------------------------- -------- --------------- ----------------- -----------------------
AMERITAS PORTFOLIOS - Subadvisor

   Ameritas Core Strategies - Thornburg              2003           14.79            16.185                340,812
(10/31/2003)                                         2004                            17.355                480,203
   Ameritas Growth - Alger  (01/01/2001)             2001           52.87            47.878                 55,572
                                                     2002                            31.710                 96,045
                                                     2003                            42.633                136,275
                                                     2004                            44.654                175,107
   Ameritas Income & Growth - Alger  (01/01/2001)    2001           16.10            13.999                116,359
                                                     2002                             9.665                189,688
                                                     2003                            12.470                288,623
                                                     2004                            13.343                416,581
   Ameritas Index 500 - State Street  (01/01/2001)   2001          144.49           129.292                 25,162
                                                     2002                            99.715                 45,106
                                                     2003                           126.880                 75,875
                                                     2004                           139.088                 95,080
   Ameritas MidCap Growth - Alger  (01/01/2001)      2001           32.76            31.790                 42,310
                                                     2002                            22.117                 89,019
                                                     2003                            32.323                152,188
                                                     2004                            36.362                217,959
   Ameritas Money Market - Calvert  (01/01/2001)     2001            1.00             1.030             13,882,321
                                                     2002                             1.039             20,980,677
                                                     2003                             1.041             16,549,336
                                                     2004                             1.045             13,216,208
   Ameritas Select - Harris/Oakmark  (01/01/2001)    2001           15.00             17.716               170,533
                                                     2002                             15.116               401,478
                                                     2003                             19.382               531,163
                                                     2004                             20.993               668,687
   Ameritas Small Capitalization - Eagle             2001           36.90             29.194                11,599
(01/01/2001)                                         2002                             18.764                42,634
                                                     2003                             25.854                88,031
                                                     2004                             26.250               125,468
   Ameritas Small Company Equity - Babson            2001           15.00             19.727               101,570
(01/01/2001)                                         2002                             18.148               224,687
                                                     2003                             24.474               278,296
                                                     2004                             27.966               349,258
--------------------------------------------------- -------- --------------- ----------------- -----------------------
CALVERT Portfolios

   CVS Income  (05/01/2002)                          2002           15.00             15.915               196,245
                                                     2003                             17.798               475,748
                                                     2004                             18.657               935,247
   CVS Social Balanced  (01/01/2001)                 2001           1.964              1.851               455,566
                                                     2002                              1.614             1,232,673
                                                     2003                              1.911             1,879,583
                                                     2004                              2.052             2,131,849


                                     -B:1-

--------------------------------------------------- -------- --------------- ----------------- -----------------------
                                                                                                    Number (#) of
                                                                                Value ($) at       Accumulation Units
     Subaccount (inception date)                       Year    Value($) at      End of Year        At End of Year
                                                               Inception       (December 31)        (December 31)
--------------------------------------------------- -------- --------------- ----------------- -----------------------

   CVS Social Equity  (05/01/2002)                   2002           15.00             12.887                36,489
                                                     2003                             15.622               144,402
                                                     2004                             16.606               273,384
   CVS Social International Equity  (01/01/2001)     2001           19.30             14.486                15,726
                                                     2002                             12.228                77,458
                                                     2003                             15.976               168,181
                                                     2004                             18.694               309,928
   CVS Social Mid Cap Growth  (01/01/2001)           2001           29.49             27.075                26,631
                                                     2002                             19.288                59,271
                                                     2003                             25.200               102,501
                                                     2004                             27.332               150,162
   CVS Social Small Cap Growth  (01/01/2001)         2001           13.21             14.961                23,448
                                                     2002                             11.501               112,475
                                                     2003                             15.927               196,941
                                                     2004                             17.452               268,452
 --------------------------------------------------- -------- --------------- ----------------- -----------------------
DREYFUS
    MidCap Stock - Service Shares  (11/01/2002)      2002           12.17             12.033                 3,790
                                                     2003                             15.699                85,176
                                                     2004                             17.790               163,245
 --------------------------------------------------- -------- --------------- ----------------- -----------------------
FIDELITY  (Service Class 2)
   VIP Asset Manager  (01/01/2001)                   2001           13.89             14.275               127,031
                                                     2002                             12.889               181,645
                                                     2003                             15.048               216,010
                                                     2004                             15.701               276,775
   VIP Asset Manager: Growth  (01/01/2001)           2001           15.61             12.347                17,035
                                                     2002                             10.315                21,715
                                                     2003                             12.592                50,389
                                                     2004                             13.195                69,339
   VIP Contrafund(R)  (01/01/2001)                   2001           22.89             20.549                64,084
                                                     2002                             18.438               206,580
                                                     2003                             23.452               446,856
                                                     2004                             26.792               767,894
   VIP Equity-Income  (01/01/2001)                   2001           25.11             22.436               143,316
                                                     2002                             18.449               317,475
                                                     2003                             23.802               596,628
                                                     2004                             26.265               821,828
   VIP Growth  (01/01/2001)                          2001           41.63             33.115                81,472
                                                     2002                             22.908               172,691
                                                     2003                             30.127               293,933
                                                     2004                             30.820               420,603
   VIP High Income  (01/01/2001)                     2001            8.12              6.318               175,675
                                                     2002                              6.478               486,540
                                                     2003                              8.147             1,059,483
                                                     2004                              8.841             1,293,209
   VIP Investment Grade Bond  (01/01/2001)           2001           12.63             12.734               302,145
                                                     2002                             13.916               925,800
                                                     2003                             14.490             1,156,571
                                                     2004                             14.977             1,413,321
   VIP Overseas  (01/01/2001)                        2001           19.81             13.719                33,056
                                                     2002                             10.831                89,523
                                                     2003                             15.372               213,241
                                                     2004                             17.279               427,850
--------------------------------------------------- -------- --------------- ----------------- -----------------------
MFS

   New Discovery (01/01/2001)                        2001           15.64             15.665               110,102
                                                     2002                             10.630               187,083
                                                     2003                             14.103               251,217
                                                     2004                             14.903               291,624
   Strategic Income (01/01/2001)                     2001           10.08             10.416                18,160
                                                     2002                             11.208                95,693
                                                     2003                             12.275               215,479
                                                     2004                             13.118               377,445
--------------------------------------------------- -------- --------------- ----------------- -----------------------
   Utilities (01/01/2001)                            2001           22.97             17.739               118,165
                                                     2002                             13.600               127,935
                                                     2003                             18.338               204,463
                                                     2004                             23.685               331,367
--------------------------------------------------- -------- --------------- ----------------- -----------------------
SALOMON BROTHERS

   Variable All Cap (05/01/2001)                     2001           14.94             15.281               134,935
                                                     2002                             11.366               248,784
                                                     2003                             15.680               363,953
                                                     2004                             16.848               451,829
--------------------------------------------------- -------- --------------- ----------------- -----------------------


                                     -B:2-

--------------------------------------------------- -------- --------------- ----------------- -----------------------
                                                                                                    Number (#) of
                                                                                Value ($) at       Accumulation Units
     Subaccount (inception date)                       Year    Value($) at      End of Year        At End of Year
                                                               Inception       (December 31)        (December 31)
--------------------------------------------------- -------- --------------- ----------------- -----------------------
SUMMIT PINNACLE SERIES

   Nasdaq-100 Index (01/01/2001)                     2001            6.06              4.432               177,238
                                                     2002                              2.749               433,419
                                                     2003                              4.054               844,345
                                                     2004                              4.428               865,611
   Russell 2000 Small Cap Index  (01/01/2001)        2001            9.57              9.622                61,252
                                                     2002                              7.539                98,539
                                                     2003                             10.938               211,076
                                                     2004                             12.771               327,689
   S&P MidCap 400 Index (01/01/2001)                 2001           11.40             11.683                70,378
                                                     2002                              9.839               122,614
                                                     2003                             13.155               231,485
                                                     2004                             15.106               336,499
--------------------------------------------------- -------- --------------- ----------------- -----------------------
THIRD AVENUE

   Third Avenue Value (01/01/2001)                   2001           14.82             17.171               240,548
                                                     2002                             15.216               474,992
                                                     2003                             21.518               724,909
                                                     2004                             25.594             1,026,292
--------------------------------------------------- -------- --------------- ----------------- -----------------------
VAN KAMPEN

   Emerging Markets Equity - Class I (01/01/2001)    2001            7.02              6.586                14,050
                                                     2002                              5.954                40,625
                                                     2003                              8.842               115,632
                                                     2004                             10.799               185,530
   Global Value Equity - Class I (01/01/2001)        2001           13.12             12.176               109,697
                                                     2002                             10.047               209,773
                                                     2003                             12.856               325,982
                                                     2004                             14.480               511,509
   International Magnum - Class I ((01/01/2001)      2001           11.77              9.448                33,989
                                                     2002                              7.801                65,732
                                                     2003                              9.862               107,888
                                                     2004                             11.484               141,267
   U.S. Real Estate - Class I (01/01/2001)           2001           11.44             12.555                55,666
                                                     2002                             12.364               237,247
                                                     2003                             16.870               294,834
                                                     2004                             22.828               464,510

--------------------------------------------------- -------- --------------- ----------------- -----------------------

                                     -B:3-

APPENDIX C: Tax-Qualified Plan Disclosures

Disclosure Summary for IRA, SEP IRA, SIMPLE IRA, and Roth IRA plans....Page C: 1
Disclosure Summary for 403(b) Tax Sheltered Annuity plan...............Page C: 6

-------------------------------------------------------------------------------

DISCLOSURE SUMMARY                          For annuity policies issued as a:
                                                        |   Regular IRA
AMERITAS VARIABLE LIFE INSURANCE COMPANY                |   SEP IRA
                                                        |   SIMPLE IRA
                                                        |   Roth IRA
-------------------------------------------------------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is not intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated written notice to cancel your Policy no later than the seventh day after issuance to us at:
                    Ameritas Variable Life Insurance Company
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 82550
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity policy is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity policy is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

REGULAR IRA

Eligibility
You are eligible to establish a Regular IRA if you are younger than age 70 1/2 and if, at any time during the year, you are an employee or self-employed and receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA", which is described below.

                                     -C:1-

Annual Contribution Limits
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit ($3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 in 2008 and after), or 100% of your earned income or compensation, whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $500 per year through 2005 and $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

         Married Filing Jointly     Single/Head of Household
------------------------------------------------------------
Year           AGI                     AGI
--------------------------------------------------
2004     $65,000 - $  75,000     $45,000 - $55,000
2005     $70,000 - $  80,000     $50,000 - $60,000
2006     $75,000 - $  85,000     $50,000 - $60,000
2007+    $80,000 - $ 100,000     $50,000 - $60,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $150,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $150,000 and $160,000.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Regular IRA During Your Life
You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income distributed prior to you attaining age 59 1/2, unless: (1) the distributions made to a beneficiary on or after the owner's death; (2) distribution is made because of your death or permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed your life expectant or the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12


                                     -C:2-
consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Distribution Date). (Note: IRA owners working beyond age 70 1/2 are not permitted to delay distributions until after retirement.) You may satisfy the Required Minimum Distribution requirements by electing to receive either systematic payments or one lump sum of all the funds. If you elect systematic payments, there is a minimum amount which you must withdraw by the Required Distribution Date and by each December 31 thereafter. You should consult with your own tax or financial advisor with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met.

Distributions From Your Regular IRA After Your Death
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Distribution Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments must begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Regular IRA, your designated beneficiary must select to have the funds distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free. If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457plan, or SIMPLE plan into a Regular IRA. Such an event is called a Tax-Free Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Tax-Free Rollover to your IRA:
1. Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding except Participant Rollovers from another Regular IRA. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.
2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
b. required minimum distributions made during or after the year you reach age 70 1/2;
c.   any hardship distributions made under the terms of the plan; and
d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.


                                     -C:3-

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs.

SIMPLE IRA

SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as Regular IRAs. plan.

ROTH IRA


Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 thereafter. If you are age 50 or older, the Annual Contribution Limits are increased by $500 per year through 2005 and $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $95,000. Your ability to contribute to your Roth IRA is phased out at $110,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $150,000. Your ability to contribute to your Roth IRA is phased out at $160,000. Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows: ? You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax. ? If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.


                                     -C:4-

Required Payments From Your Roth IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a traditional IRA to a Roth IRA if your AGI is $100,000 or less and you convert such amounts within 60 days after distribution. Note that contributions to a Roth IRA are not deductible and income limits apply. There may be additional income tax consequences upon such a conversion. You will have excess contributions if the amount you convert to a Roth IRA plus your contributions to all of your IRAs exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before your tax return due date or recharacterize the contribution, if permitted. Consult your financial adviser to determine other considerations when converting a traditional IRA to a Roth IRA

Rollovers from a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 plan to a Roth IRA are not allowed.

Recharacterization
You may correct an IRA contribution or conversion by recharacterizing your contribution or conversion. For example, you may have converted from a Regular IRA to a Roth IRA and learn later you were not eligible to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.



GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

STATUS OF OUR IRA PLAN
We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.


                                     -C:5-

--------------------------------------------------------------------------------

           DISCLOSURE SUMMARY                   or annuity policies issued as a:
                                                       TAX SHELTERED ANNUITY
    ERITAS VARIABLE LIFE INSURANCE COMPANY            Under IRC Section 403(b)

--------------------------------------------------------------------------------

The Policy may be purchased by you or your employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b). This section provides a summary of benefits afforded a tax-qualified retirement plan under IRC 403(b), and the prospectus' CHARGES and CHARGES EXPLAINED sections describe applicable costs. You should refer to the Policy and Riders for a full description of the benefits and charges of purchasing the Policy for an IRC 403(b) plan.

CONTRIBUTIONS

Contributions under the Policy must be remitted by the Employer. You may, with our agreement, (i) transfer to the Policy any amount held under a contract or account that meets the requirements of IRC Section 403(b) ("Transferred Funds"), or (ii) roll over contributions from a contract or account that meets the requirements of IRC Sections 403(b) or 408(d)(3)(A)(iii). If you make a transfer as described in (i) above, you must tell us the portion, if any, of the Transferred Funds which are (a) exempt from the payment restrictions described below and (b) eligible for delayed distribution under the Required Minimum Distribution provision below. If you do not tell us, then we will treat all such amounts as being subject to the applicable tax restrictions. Any Transferred Funds from a contract not issued by us will be reduced by the amount of any tax charge that applies, as we determine.

Contributions to the Policy are limited to your exclusion allowance for the year computed as required by IRC Sections 403(b), 415, and 402(g). Unless this Policy is purchased under an ERISA Plan and "employer contributions" may be made, all contributions are made by your Employer under a salary reduction agreement you enter into with your Employer. Your salary reduction contributions are "elective deferrals" and cannot exceed the elective deferral limitations under IRC Section 415 which apply to this Policy and all other 403(b), 401(k), or SIMPLE plans, contracts or arrangements with your Employer. If contributions to the Policy inadvertently cause the excess deferral limit to be violated, such deferrals must be distributed by April 15 of the following calendar year, subject to any Policy withdrawal charge that may be applicable.

In the case of an individual who is 50 or older, the annual cash contribution limit is increased by $3000 for 2004, $4000 for 2005, $5000 for 2006 and $5000
plus potential COLA increases in $500 increments for 2007 and beyond.

Notwithstanding any provision of the Policy to the contrary, contributions will be permitted with respect to qualified military service in accordance with the requirements of IRC Section 414(u), if applicable, and limited to limits imposed by IRC Section 403(b).

We reserve the right to reject or refund any contributions when we believe doing so is necessary for the Policy to comply with IRC Section 403(b) or the Plan.

LOANS

For 403(b) TSA Policies issued after 1/1/02, we may charge a reasonable fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis.

Other loan provisions are described in this Prospectus' DISTRIBUTION section Loans provision.

DISTRIBUTIONS

When Annuity Income Payments Begin
Your selection of an Annuity Date for annuity income payments to begin is subject to the maximum maturity age, if any, stated in the Policy Data pages. If you choose an Annuity Date later than age 70 1/2, you must withdraw at least the required minimum distribution required by tax regulations that apply, unless you elect to satisfy these requirements through other 403(b) arrangements you may have.

Permitted Distributions
Distributions of Policy value will only be permitted:
     o    upon the Owner's separation of service;
     o    after the Owner's age 59 1/2;
     o    due to disability within the meaning of IRC Section 72(m)(7);
     o in the case of salary reduction contributions only , due to financial hardship.
Distributions may be further restricted if we are notified of more restrictive Plan limits. Withdrawal charges may apply to distributions.

Despite the distribution restrictions stated above, we will permit distributions of salary deferrals in excess of IRC limits contributed to the Policy, and any allocable gain or loss, including that for the "gap period" between the end of the taxable year and distribution date,

                                     -C:6-
provided you notify us in writing by March 1 of the year following the taxable year of the excess deferral and certify the amount of the excess deferral.

Distributions attributable to contributions transferred from a custodial account qualified under IRC Section 403(b)(7) or from an annuity under IRC Section 403(b)(1) shall be subject to the same or, where there has been more than one transfer, more stringent distribution requirements as they were subject to prior to the transfer, unless otherwise permitted by law or regulation.

If your employer has established an ERISA plan under IRC Section 403(b), we will restrict any distributions under the Policy pursuant to IRC Sections 401(a)(11) and 417.

Trustee-to-trustee transfers to another 403(b) qualified plan are not considered a distribution and are not restricted.

If the Owner's employer has established an ERISA plan under IRC Section 403(b), any distributions under this policy will be restricted, as provided in IRC Sections 401(a)(11) and 417.

Direct Rollover Option
A distributee under the Policy, or the distributee's surviving spouse, or the spouse of the distributee's former spouse who is an alternate payee under a qualified domestic relations order (as defined in IRC Section 414(p)) (collectively, the "distributee" for purposes of this paragraph), may elect to have any portion of an eligible distribution paid directly to an eligible retirement plan specified by the distributee as a direct rollover. (For purposes of a direct rollover, an eligible retirement plan includes 403(b) annuity policies, a qualified retirement plans under 401(a), 401(k) plans, IRAs and 457 governmental plans.) The direct rollover option is not available to the extent that a minimum distribution is required under IRC Section 401(a)(9). The direct rollover option also does not apply to Policy distributions permitted and made on account of a hardship. We reserve the right to determine the amount of the required minimum distribution.

If Policy annuity payments have already begun, a direct rollover option does not apply to those payments being paid: (a) in substantially equal periodic payments for a period of ten years or more; or, (b) as part of a life annuity.

Required Minimum Distributions
Distributions under the Policy made on or after January 1, 2003 will be subject to Required Minimum Distribution requirements of IRC ss.401(a)(9) pursuant to final and temporary regulations issued by the IRS in 2002.

Required Minimum Distribution payments for this Policy must be computed for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.

Payments of your annual Required Minimum Distribution calculated for this Policy may be made from this Policy or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Policy's annuity income options fulfill the IRC requirements.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Policy value must continue to be paid at least as quickly as under the calculation and payment method being used before your death.

If you die before Required Minimum Distribution payments begin, payment of your Policy value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:

     (a) If payments are to be made to a beneficiary, then the Policy value may be paid over the life or life expectancy of the named beneficiary. Such payments must begin on or before December 31 of the calendar year which follows the year of your death.

     (b) If the named beneficiary is your spouse, the date that payments must begin under (a) above will not be before (i) December 31 of the calendar year which follows the year of your death or, if later, (ii) December 31 of the calendar year in which you would have reached age 70 1/2.

CONVERSION OF A 403(b) POLICY TO A NON-403(b) QUALIFIED POLICY

The IRC only permits you to maintain a 403(b) Policy while you are covered under a 403(b) Plan. Upon no longer being covered under a 403(b) plan, you may "roll over" some or all of your 403(b) Policy assets into another tax-qualified annuity policy, including an Individual Retirement Annuity policy. Should you need to exercise such a roll over, you may elect to convert your existing 403(b) Policy with us into an IRA Policy. Because certain distributions are permitted under IRC Section 403(b) that are not permitted for IRAs, any conversion may result in a loss of certain benefits (such as 403(b) permitted hardship withdrawals). Upon such a conversion, your 403(b) Tax Sheltered Annuity Endorsement (and related charges) will be replaced with an Individual Retirement Annuity Endorsement (and any related charges) to assure continued compliance of your Policy with applicable tax law. You will receive full disclosure about the effect of any such conversion prior to making your election.


                                     -C:7-

IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
                      contact your sales representative, or
                              write or call us at:

                    Ameritas Variable Life Insurance Company
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                              variable.ameritas.com


                           REMEMBER, THE CORRECT FORM

is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our Web Site. Or, call us at our toll-free number and we will send you the form you need.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

       A Statement of Additional Information and other information about us and the Policy with the same date as this prospectus contains more details concerning the disclosures in this prospectus.

       For a free copy, access it on the SEC's Web Site (www.sec.gov. select "Search for Company Filings", then "Companies", then type file number 333-47162), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

                                            Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services
Purchase of Securities Being Offered

------------------------------------------ -----------

Underwriters                                   2
Calculation of Performance
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Our Performance Reports
  Yields
------------------------------------------ -----------

Other Information                              6

MORNINGSTAR(R) ASSET ALLOCATOR Asset
Allocation Program offered through
Ameritas Investment Corp. ("AIC")

------------------------------------------ -----------


Service Marks and Copyright                    8
Licensing Agreement
Financial Statements

------------------------------------------ -----------


                                   Last Page

Statement of Additional Information:  May 1, 2005
to accompany Policy Prospectus dated:  May 1, 2005
OVERTURE MEDLEY! (sm)
Flexible Premium
Deferred Variable Annuity Policy
                  Ameritas Variable Life Insurance Company Separate Account VA-2


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us through our Web site at variable.ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

TABLE OF CONTENTS                                Page

General Information and History....................1
Services

Purchase of Securities Being Offered...............2
Underwriters
Calculation of Performance
    Standardized Performance Reporting
    Non-Standardized Performance Reporting
    Our Performance Reports
    Yields


                         GENERAL INFORMATION AND HISTORY

Ameritas Variable Life Insurance Company Separate Account VA-2 is a separate investment account of Ameritas Variable Life Insurance Company ("we, us, our, Ameritas"). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are owned by AMAL Corporation ("AMAL"), a joint venture holding company. AMAL is an indirect majority-interest owned subsidiary of Ameritas Acacia Mutual Holding Company, the ultimate parent company of Ameritas Life Insurance Corp. ("Ameritas Life"), Nebraska's first insurance company - in business since 1887, and Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869. We issue life insurance and annuities throughout the United States (except New York), with an emphasis on products with variable investment options in underlying portfolios managed by advisors of nationally prominent mutual fund companies.

                                    SERVICES


The financial statements of Ameritas Variable Life Insurance Company as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of the Subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 2004, and for each of the periods in the two years then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1248 "O" Street, Suite 1040, Lincoln, Nebraska 68508, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.

                      PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

                                     SAI:1

                                  UNDERWRITERS

The Policy is offered continuously and is distributed by Ameritas Investment Corp. ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510. AIC is also a subsidiary of AMAL Corporation, and therefore is an affiliate of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                           ---------------- ---------------- ----------------
                                                    YEAR:       2002             2003             2004
---------------------------------------------------------- ---------------- ---------------- ----------------
Variable annuity commission we paid to AIC that was paid      $9,326,013       $9,174,454      $11,386,946
to other broker-dealers and representatives (not kept by
AIC).
---------------------------------------------------------- ---------------- ---------------- ----------------
Variable annuity commission earned and kept by AIC.              $57,323          $17,775          $72,236
---------------------------------------------------------- ---------------- ---------------- ----------------
Fees we paid to AIC for variable annuity Principal              $200,538         $179,639         $188,301
Underwriter services.

---------------------------------------------------------- ---------------- ---------------- ----------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet Web site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.


Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee, the administrative expense charge, the annual Policy Fee (if any), and is presented both with and without the most expensive of each of the types of optional features. Current fees are used, not the guaranteed maximum fees. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.


                                     SAI:2

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Our Performance Reports
The standardized average annual total returns for each investment portfolio (except the Ameritas Money Market Subaccount) for the periods indicated are as follows (more recent returns may be more or less than the stated returns due to market volatility):

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

FOR PERIOD ENDING ON 12/31/2004 (Reflects current Policy charges and withdrawal charges.)


Based on a $1,000 investment. Reflects these expenses deducted daily from Policy Separate Account assets to equal the annual % shown: mortality and expense risk charge of 0.60% and administrative expense charge of 0.15%. Also reflects the current Policy Fee of $0, and the withdrawal charge applicable for the period shown.

-------------------------------------------------------------------------------------------------------------------
Subaccount (inception date of underlying series fund                                        Ten Year or, if less,
portfolio where Subaccount has less than                 One Year            Five Year         Since Inception
10 year's experience.)                               Surrender Policy    Surrender Policy      Surrender Policy

-------------------------------------------------------------------------------------------------------------------

AIM FUNDS
o      AIM V.I. Dynamics - Series I (1/1/2001)              5.12                N/A               -9.93
ALGER - Class O
o      Alger American Balanced (1/1/2001)                  -3.56              -0.66               10.64
o      Alger American Leveraged AllCap (1/1/2001)           0.02             -11.22                9.36
AMERICAN CENTURY
o      VP Income & Growth (1/1/2001)                        4.77                N/A               -0.03
AMERITAS PORTFOLIOS (subadvisor)
o      Ameritas Core Strategies (Thornburg) (1/1/2001)     -0.07             -15.54               -7.53
o      Ameritas Growth (Fred Alger) (1/1/2001)             -2.55              -8.30                9.71
o      Ameritas Income & Growth (Fred Alger) (1/1/2001)    -0.30              -5.22               12.39
o      Ameritas Index 500 (State Street)(1/1/2001)          2.31              -4.24                8.98
o      Ameritas MidCap Growth (Fred Alger) (1/1/2001)       5.18               2.68               13.59
o      Ameritas Select (Harris/Oakmark) (1/1/2001)          1.00                N/A                7.74
o      Ameritas Small Capitalization (Eagle) (1/1/2001)    -5.75             -15.51                2.27
o      Ameritas Small Company Equity (Babson) (1/1/2001)    6.94                N/A               16.03
CALVERT Portfolios
o      CVS Income (5/1/2002)                               -2.46                N/A                6.25
o      CVS Social Balanced (1/1/2001)                       0.09                N/A               -1.09
o      CVS Social Equity (5/1/2002)                        -0.99                N/A                1.45
o      CVS Social International Equity (1/1/2001)           9.68                N/A               -4.29
o      CVS Social Mid Cap Growth (1/1/2001)                 1.15                N/A               -2.64
o      CVS Social Small Cap Growth (1/1/2001)               2.26                N/A                3.90
DREYFUS
o      MidCap Stock - Service Shares (11/1/2002)            6.00                N/A               16.60
FIDELITY - Service Class 2
o      VIP Asset Manager (1/1/2001)                        -2.95              -0.88                7.35
o      VIP Asset Manager: Growth (1/1/2001)                -2.50              -4.18                5.94
o      VIP Contrafund(R) (1/1/2001)                         6.92               0.03               10.26
o      VIP Equity-Income (1/1/2001)                         3.03               2.76               10.14
o      VIP Growth (1/1/2001)                               -4.98              -8.70                8.83
o      VIP High Income (1/1/2001)                           1.20              -2.09                3.93
o      VIP Investment Grade Bond (1/1/2001)                -3.93               6.21                6.46
o      VIP Overseas (1/1/2001)                              5.09              -5.48                5.18
MFS
o      New Discovery (1/1/2001)                            -1.62              -3.48                3.86
o      Strategic Income (1/1/2001)                         -0.42               5.82                3.92
o      Utilities (1/1/2001)                                21.78               0.62               11.62
SALOMON BROTHERS
o      Variable All Cap (1/1/2001)                          0.14                N/A                1.40


                                     SAI:3

SUMMIT PINNACLE SERIES
o      Nasdaq-100 Index (1/1/2001)                          1.90                N/A              -11.24
o      Russell 2000 Small Cap Index (1/1/2001)              9.43                N/A                5.23
o      S&P MidCap 400 Index (1/1/2001)                      7.51                N/A                5.04
THIRD AVENUE
o      Third Avenue Value (1/1/2001)                       11.60                N/A               13.13
VAN KAMPEN
o      Emerging Markets Equity - Class I (1/1/2001)        14.78              -2.44                2.24
o      Global Value Equity - Class I (1/1/2001)             5.31               3.34                7.12
o      International Magnum - Class I (1/1/2001)            9.12              -4.09                1.66
o      U.S. Real Estate - Class I (1/1/2001)               27.92              20.16               13.77

-------------------------------------------------------------------------------------------------------------------

The non-standardized average annual total returns that each Subaccount (except any Money Market Subaccount) would have achieved if it had been invested in the corresponding series fund portfolio for the periods indicated, calculated in a manner similar to standardized average annual total return (more recent returns may be more or less than the stated returns due to market volatility) are:


NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDING ON 12/31/2004


(Reflects current base Policy charges that are applicable to the Separate Account only; e.g., no Policy fee, and no withdrawal charges. Also reflects experience of the Subaccount underlying portfolio for periods beyond the Subaccount's own inception date.)

(Computed on the same basis as Standardized total return except no Policy fee is reflected, and no withdrawal charges are reflected since the Policy is intended for long term investment.) Reflects these current expenses deducted daily from Policy Separate Account assets to equal the annual % shown: mortality and expense risk charge of 0.60%, and administrative expense charge of 0.15%.

-------------------------------------------------------------------------------------------------------------------
Subaccount (inception date) of underlying series                                              Ten Year or, if less,
fund portfolio where Subaccount has less                    One Year           Five Year         Since Inception
than 10 year's experience.)                             Continue Policy     Continue Policy      Continue Policy
-------------------------------------------------------------------------------------------------------------------

AIM FUNDS
o      AIM V.I. Dynamics - Series I (8/27/97)              12.39                -7.42                 3.84
ALGER -  Class O
o      Alger American Balanced (9/5/89)                     3.72                 0.04                10.76
o      Alger American Leveraged AllCap (1/25/95)            7.30               -10.12                14.26
AMERICAN CENTURY
o      VP Income & Growth (10/30/97)                       12.05                -1.55                 5.24
AMERITAS PORTFOLIOS (subadvisor)
o      Ameritas Core Strategies (Thornburg)(1/1/2001)       7.20               -14.20                -9.61
o      Ameritas Growth (Fred Alger) (1/9/89)                4.72                -7.33                 9.84
o      Ameritas Income & Growth (Fred Alger)(11/15/88)      6.97                -4.36                12.49
o      Ameritas Index 500 (State Street) (8/1/95)           9.59                -3.43                 9.04
o      Ameritas MidCap Growth (Fred Alger) (5/3/93)        12.46                 3.31                13.68
o      Ameritas Select (Harris/Oakmark) (1/1/2001)          8.28                  N/A                 6.58
o      Ameritas Small Capitalization (Eagle)(9/21/88)       1.52               -14.18                 2.51
o      Ameritas Small Company Equity (Babson)(1/1/2001)    14.22                  N/A                14.84
CALVERT PORTFOLIOS
o      CVS Income (4/30/2002)                               4.81                  N/A                 8.49
o      CVS Social Balanced (9/2/86)                         7.37                -0.30                 8.05
o      CVS Social Equity (4/30/2002)                        6.28                  N/A                 3.87
o      CVS Social International Equity (6/30/92)           16.96                -4.60                 5.72
o      CVS Social Mid Cap Growth (7/16/91)                  8.43                -0.50                 9.21
o      CVS Social Small Cap Growth (3/15/95)                9.54                 6.28                 7.07
DREYFUS
o      MidCap Stock - Service Shares (11/1/2002)           13.28                 6.15                 6.32
FIDELITY - Service Class 2
o      VIP Asset Manager (9/6/89)                           4.32                -0.17                 7.50
o      VIP Asset Manager: Growth (1/3/95)                   4.77                -3.36                 7.18
o      VIP Contrafund (1/3/95)                             14.19                 0.72                13.09
o      VIP Equity-Income (10/9/86)                         10.31                 3.38                10.26
o      VIP Growth (10/9/86)                                 2.29                -7.72                 8.97
o      VIP High Income (9/19/85)                            8.48                -1.34                 4.14
o      VIP Investment Grade Bond (12/5/88)                  3.35                 6.76                 6.63
o      VIP Overseas (1/28/87)                              12.37                -4.61                 5.37


                                     SAI:4

MFS
o      New Discovery (5/1/98)                               5.65                -2.68                 7.31
o      Strategic Income (6/14/94)                           6.85                 6.38                 4.95
o      Utilities (1/3/95)                                  29.06                 1.30                12.45
SALOMON BROTHERS
o      Variable All Cap (2/1/98)                            7.42                 5.13                 8.95
SUMMIT PINNACLE SERIES
o      Nasdaq-100 Index (4/26/2000)                         9.18                  N/A               -17.12
o      Russell 2000 Small Cap Index (4/26/2000)            16.71                  N/A                 5.28
o      S & P Mid Cap 400 Index (5/3/99)                    14.79                 7.87                 8.97
THIRD AVENUE
o      Third Avenue Value (9/21/99)                        18.88                18.69                19.56
VAN KAMPEN
o      Emerging Markets Equity - Class I (10/1/96)         22.06                -1.68                 3.83
o      Global Value Equity - Class I (1/2/97)              12.59                 3.94                 7.31
o      International Magnum - Class I (1/2/97)             16.40                -3.28                 2.41
o      U.S. Real Estate - Class I (3/3/97)                 35.20                20.49                13.19

-------------------------------------------------------------------------------------------------------------------

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                            YIELD=2[(a - b +1)6 - 1]
                                      cd
Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000, so no Policy fee is currently applicable, and also assumes the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the Ameritas Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The Ameritas Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Ameritas Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.


                                As of 12/31/2004
                  Reflecting current charges           Yield     Effective Yield
                  Ameritas Money Market Subacccount    1.13%          1.13%


                                     SAI:5

The Ameritas Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in the Ameritas Money Market Subaccount nor that Subaccount's investment in the Ameritas Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Information in the prospectus and this Statement are intended to be summaries. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC=s Web site at www.sec.gov, select "Filings" and type in "Ameritas Variable" or you may review and copy it (for a fee) at the SEC=s Public Reference Room in Washington D.C. (Call the SEC at 1-800-SEC-0330 for details and public hours.)

             MORNINGSTAR(R) ASSET ALLOCATOR ASSET ALLOCATION PROGRAM
                                 offered through
                        AMERITAS INVESTMENT CORP. ("AIC")

The Service
Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Morningstar Asset Allocator Models
Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

                                     SAI:6

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

When AIC update the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment advisor under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. AIC is also an adviser to the Ameritas Portfolios available as an investment options within the Policies, for which it receives an advisory fee. We and AIC may also receive revenue sharing from other portfolios that are available as investment options. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. In advising those portfolios, AIC may, from time to time, recommend to the portfolio's board of trustees a change in portfolio management firm or strategy or the closure or merger of a portfolio, all of which could impact a model. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models reduces or eliminates the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.


                                     SAI:7

                           SERVICE MARKS AND COPYRIGHT

"Ameritas" and the bison symbol are registered service marks of Ameritas Life Insurance Corp., which licenses their use to Ameritas Variable Life Insurance Company. "OVERTURE MEDLEY!" is a registered service mark of Ameritas Variable Life Insurance Company. The Policy and Policy prospectus are copyrighted by Ameritas Variable Life Insurance Company.


                               LICENSING AGREEMENT


The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Product. S&P has no obligation to take the needs of the Licensee or the owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.



                                     SAI:8

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     a) Financial Statements:

     The financial statements of the subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2 and Ameritas Variable Life Insurance Company will be filed in Part B prior to the effective date of the prospectus by a subsequent amendment filed pursuant to paragraph b of Rule 485.

There are no financial statements included in Part A or Part C.

     b)  Exhibits

     Exhibit
     Number              Description of Exhibit
     (1)                 Resolution of Board of Directors of Ameritas Variable Life Insurance Company
                         Establishing Ameritas Variable Life Insurance Company Separate Account VA-2. 1
     (2)                 Not applicable.
     (3) (a)             Principal Underwriting Agreement. 2
     (3) (b)             Form of Selling Agreement. 3
     (4)                 Form of Variable Annuity Contract and Riders. 4, 5
     (5)                 Form of Application for Variable Annuity Contract. 6
     (6) (a)             Articles of Incorporation of Ameritas Variable Life Insurance Company. 7
     (6) (b)             Bylaws of Ameritas Variable Life Insurance Company. 8
     (7)                 Not applicable.
     (8) (a)             Participation Agreement (MFS). 3
     (8) (b)             Participation Agreement (Morgan Stanley). 3
     (8) (c)             Participation Agreement (Fidelity). 7
     (8) (d)             Participation Agreement (Alger American). 7
     (8) (e)             Form of Participation Agreement (Calvert Variable Series, Inc. Ameritas Portfolios). 9
     (8) (f)             Form of Participation Agreement (Calvert Variable Series, Inc.). 10
     (8) (g)             Form of Participation Agreement (American Century). 10
     (8) (h)             Form of Participation Agreement (Salomon Brothers). 10
     (8) (i)             Form of Participation Agreement (Summit). 10
     (8) (j)             Form of Participation Agreement (Third Avenue). 10
     (8) (k)             Form of Participation Agreement (Dreyfus). 11
     (8) (l)             Form of Participation Agreement (AIM).
     (9)                 Legal Opinion and Consent.
     (10)(a)             Independent Auditors' Consent. Not applicable.
     (11)                Financial Statements are discussed at Item 24(a).
     (12)                Not applicable.
     (13)                Schedule of Computation of Performance Quotations. 12
     (14)                Powers of Attorney. 13, 14, 15

1 Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-36507, filed on September 26, 1997.
2 Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-98848, filed on February 28, 1997.
3 Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed on November 6, 1996.
4 Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-47162, filed on October 2, 2000.
5 Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-47162, filed March 1, 2002.
6 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-47162, filed December 22, 2000.
7 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company, Separate Account V File No. 333-15585, filed on January 17, 1997.
8 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-36507, filed on February 20, 1998.
9 Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed on August 30, 1999.
10 Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-14845, filed November 22, 2000.
11 Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-33844, filed February 24, 2003.
12 Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-47162, filed April 9, 2001.
13 Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-46675, filed March 29, 2002.
14 Incorporated by reference to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-101274, filed November 18, 2002.
15 Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-98848, filed April 2, 2004.

Item 25.        Directors and Officers of the Depositor

         Name and Principal                      Position and Offices
         Business Address                        with Depositor

         Lawrence J. Arth*                       Director, Chairman and Chief Executive Officer
         JoAnn M. Martin*                        Director, President and Chief Operating Officer
         Gary R. McPhail**                       Director and Executive Vice President
         David C. Moore*                         Director and Executive Vice President
         Haluk Ariturk***                        Director
         Thomas C. Godlasky**                    Director
         Arnold D. Henkel*                       Director
         Garrett P. Ryan****                     Director
         Melinda S. Urion*****                   Director
         Robert C. Barth*                        Vice President, Controller, and Chief Accounting Officer
         Raymond M. Gilbertson*                  Vice President - Corporate Compliance
         William W. Lester*                      Senior Vice President, Chief Investment Officer, and Treasurer
         Donald R. Stading*                      Vice President, Secretary and General Counsel

* Principal business address: Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: Acacia Life Insurance Company, 7315 Wisconsin Avenue, Bethesda, Maryland 20814.
**** Principal business address: Indianapolis Life Insurance Company, 2960 North
     Meridian, Indianapolis, Indiana 46206.
*****Principal  business address:  AmerUs Group Company,  699 Walnut Street, Des
     Moines, Iowa 50309.

Item 26.        Organizations under common control with the depositor include:

Name of Corporation (state where organized)                            Principal Business
Ameritas Acacia Mutual Holding Company (NE)............................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company

         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corp. (MD)..............................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                      Acacia Property & Casualty Insurance
                      Agency, Inc. (VA)................................insurance agency
                      Acacia Service Corp. (VA)........................deposit solicitation
                      Acacia Title Agency, Inc. (VA)...................title company
                  Acacia Realty Corp. (DC).............................real estate joint venture company
                  Calvert Group. Ltd. (DE).............................holding company
                      Calvert Asset Management Company (DE)............asset management services
                      Calvert Shareholder Services, Inc. (DE)..........administrative services
                      Calvert Administrative Services Company (DE).....administrative services
                      Calvert Distributors, Inc. (DE)..................broker-dealer
              Acacia Realty Square, LLC (DE)...........................property management company
              Enterprise Resources, LLC (DE)...........................class II insurance sales

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              AMAL Corporation (NE)....................................a joint venture holding company between
                                                                       Ameritas Life Insurance Corp. (52.41%),
                                                                       AmerUs Life Insurance Company (33.59%),
                                                                       Acacia Life Insurance Company (11.03%),
                                                                       and Acacia Financial Corp. (2.97%)
                  Ameritas Investment Corp. (NE).......................securities broker dealer, investment adviser
                  Ameritas Variable Life Insurance Company (NE)........life insurance company
              Ameritas Investment Advisors, Inc. (NE)..................investment adviser
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans
              Veritas Corp. (NE).......................................insurance marketing agency

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27.      Number of Contractowners

              As of December 31, 2004 there were 4,2,01 qualified contracts and 1,684 non-qualified contracts.

Item 28.      Indemnification

Ameritas Variable Life Insurance Company's By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

     a) Ameritas Investment Corp. ("AIC") which will serve as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2, also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.

     b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                         Positions and Offices
          Business Address                           and Underwriter
          ----------------                           ---------------
          Lawrence J. Arth*                          Director, Chairman
          Salene Hitchcock-Gear*                     Director, President and CEO
          Gary R. McPhail**                          Director, Senior Vice President
          David C. Moore*                            Director, Senior Vice President
          William W. Lester*                         Director, Vice President and Treasurer
          Thomas C. Godlasky**                       Director
          Billie B. Beavers***                       Senior Vice President
          James R. Fox***                            Senior Vice President
          Maria E. Sherffius*                        Vice President - Chief Compliance Officer
          Donald R. Stading*                         Vice President, Secretary and General Counsel
          Michael M. VanHorne***                     Senior Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

     c)                        Net Underwriting       Compensation
           Name of Principal    Discounts and              on               Brokerage
           Underwriter (1)     Commissions (2)       Redemption (3)      Commissions (4)     Compensation (5)
          -------------------  ---------------       --------------      ---------------     ----------------
          Ameritas Investment
          Corp. ("AIC")            $11,386,946             $0                $72,236            $188,301

          (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

     The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.  Management Services

     Not Applicable.

Item 32.  Undertakings

     Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

     Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

     Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

     Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Variable Life Insurance Company Separate Account VA-2 has caused this Amendment No. 6 to Registration Statement No. 333-47162 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 25th day of February, 2005.

                                        AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                               SEPARATE ACCOUNT VA-2, Registrant

                             AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor



                                                       By: Lawrence J. Arth*
                                                           ---------------------
                                                           Chairman of the Board

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on February 25, 2005.

         SIGNATURE                                            TITLE
     Lawrence J. Arth *                     Director, Chairman and Chief Executive Officer
     JoAnn M. Martin *                      Director, President and Chief Operating Officer
     Gary R. McPhail *                      Director, Executive Vice President
     David C. Moore **                      Director, Executive Vice President
     Haluk Ariturk ***                      Director
     Thomas C. Godlasky *                   Director
     Arnold D. Henkel****                   Director
     Garrett P. Ryan **                     Director
     Melinda S. Urion **                    Director
     Robert C. Barth *                      Vice President, Controller, and Chief Accounting Officer
     William W. Lester *                    Senior Vice President, Chief Investment Officer, and Treasurer


  /s/ Donald R. Stading                     Vice President, Secretary and General Counsel
-------------------------
      Donald R. Stading

* Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.
** Signed by Donald R. Stading under Powers of Attorney executed effective as of November 15, 2002.
*** Signed by Donald R. Stading under Power of Attorney executed effective as of April 7, 2003.
**** Signed by Donald R. Stading under Power of Attorney executed effective as of April 2, 2004.

                                  Exhibit Index

Exhibit

      8       Form of Participation Agreement (AIM)

      9       Legal Opinion and Consent